UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2019

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended ( [17 CFR § 270.30e-1], are attached hereto.

Semi-Annual Report

KraneShares Bosera MSCI China A Share ETF

KraneShares Zacks New China ETF

(Now known as, KraneShares CICC China Leaders 100 Index ETF)

KraneShares CSI China Internet ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares MSCI All China Index ETF

(Formerly, KraneShares FTSE Emerging Market Plus ETF)

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Environment Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

KraneShares Emerging Markets Healthcare Index ETF

September 30, 2018

Table of Contents

Schedules of Investments
KraneShares Bosera MSCI China A Share ETF	1
KraneShares Zacks New China ETF	8
KraneShares CSI China Internet ETF	12
KraneShares E Fund China Commercial Paper ETF	15
KraneShares MSCI All China Index ETF	18
KraneShares MSCI One Belt One Road Index ETF	27
KraneShares Emerging Markets Consumer Technology Index ETF	33
KraneShares MSCI China Environment Index ETF	38
KraneShares Electric Vehicles and Future Mobility Index ETF	41
KraneShares MSCI All China Health Care Index ETF	45
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	47
KraneShares Emerging Markets Healthcare Index ETF	50
Statements of Assets and Liabilities	54
Statements of Operations	58
Statements of Changes in Net Assets	62
Financial Highlights	74
Notes to Financial Statements	78
Approval of Investment Advisory Agreement	100
Disclosure of Fund Expenses	103
Supplemental Information	105

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. After April 1, 2019, the Funds will file their complete schedules of Fund holdings on Form N-PORT, pursuant to the Investment Company Reporting Modernization rules adopted under the Investment Company Act of 1940, as amended. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK – 99.6%‡
CHINA – 99.6%
Communication Services – 2.0%
China Film, Cl A	142,500	$270,685
China South Publishing & Media Group, Cl A	126,021	221,067
China United Network Communications, Cl A	4,382,133	3,547,435
Chinese Universe Publishing and Media, Cl A	312,085	494,848
CITIC Guoan Information Industry, Cl A	171,897	96,683
Dr Peng Telecom & Media Group, Cl A	320,658	488,868
Giant Network Group, Cl A(A)(B)(C)	120,053	332,581
Perfect World, Cl A	60,196	211,368
Shanghai Oriental Pearl Group, Cl A	375,874	550,651
Wanda Film Holding, Cl A(A)(B)(C)	65,400	299,787
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	110,000	172,180
		6,686,153
Consumer Discretionary – 9.3%
BYD, Cl A	212,721	1,517,979
China Grand Automotive Services, Cl A	510,817	479,591
China International Travel Service, Cl A	280,548	2,773,432
China Shipbuilding Industry Group Power, Cl A	171,000	575,832
Chongqing Changan Automobile, Cl A	328,822	347,909
Fuyao Glass Industry Group, Cl A	322,137	1,191,522
Gree Electric Appliances of Zhuhai, Cl A	435,927	2,546,910
Guangzhou Automobile Group, Cl A	155,191	249,231
Hangzhou Robam Appliances, Cl A	67,838	230,905
Heilan Home, Cl A	432,933	647,455
Huayu Automotive Systems, Cl A	483,514	1,581,121
Liaoning Cheng Da, Cl A	305,001	613,052
Midea Group, Cl A(A)(B)(C)	897,086	5,676,703
Qingdao Haier, Cl A	727,676	1,747,116
SAIC Motor, Cl A	1,081,270	5,229,873
Shandong Linglong Tyre, Cl A	46,300	105,646
Shenzhen Overseas Chinese Town, Cl A	1,315,481	1,204,478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Suning.com, Cl A	1,345,578	$2,636,165
TCL, Cl A	1,313,100	536,263
Wanxiang Qianchao, Cl A	134,807	116,771
Weifu High-Technology Group, Cl A	183,250	520,673
Zhejiang Century Huatong Group, Cl A(A)(B)(C)	295,800	1,257,470
		31,786,097
Consumer Staples – 12.0%
Beijing Dabeinong Technology Group, Cl A	190,400	101,833
Foshan Haitian Flavouring & Food, Cl A	281,912	3,244,983
Henan Shuanghui Investment & Development, Cl A	419,400	1,593,946
Inner Mongolia Yili Industrial Group, Cl A	754,840	2,817,238
Jiangsu Yanghe Brewery Joint-Stock, Cl A	211,561	3,935,675
Kweichow Moutai, Cl A	165,384	17,546,482
Luzhou Laojiao, Cl A	224,547	1,550,479
Muyuan Foodstuff, Cl A	175,758	636,046
New Hope Liuhe, Cl A	789,387	703,273
Shanxi Xinghuacun Fen Wine Factory, Cl A	144,800	995,203
Tongwei, Cl A	725,400	703,198
Tsingtao Brewery, Cl A	53,500	270,353
Wuliangye Yibin, Cl A	537,676	5,309,869
Yonghui Superstores, Cl A	1,101,986	1,305,291
		40,713,869
Energy – 2.9%
China Petroleum & Chemical, Cl A	3,590,594	3,715,524
China Shenhua Energy, Cl A	516,028	1,529,200
Offshore Oil Engineering, Cl A	386,200	379,431
PetroChina, Cl A	2,003,688	2,670,380
Shaanxi Coal Industry, Cl A	834,847	1,055,601
Shanxi Lu’an Environmental Energy Development, Cl A	222,700	260,225
Shanxi Xishan Coal & Electricity Power, Cl A	206,946	200,010
		9,810,371
Financials – 33.8%
Agricultural Bank of China, Cl A	9,845,707	5,566,346
Anxin Trust, Cl A	461,760	347,632
AVIC Capital, Cl A	1,492,100	1,012,718
Bank of Beijing, Cl A	2,584,884	2,295,387
Bank of China, Cl A	6,928,000	3,745,627
Bank of Communications, Cl A	5,467,680	4,640,765
Bank of Guiyang, Cl A	420,754	747,874
Bank of Hangzhou, Cl A	863,013	980,839
Bank of Jiangsu, Cl A	1,321,400	1,240,625
Bank of Nanjing, Cl A	1,313,545	1,460,428
Bank of Ningbo, Cl A	596,770	1,540,364
Bank of Shanghai, Cl A	1,571,176	2,785,854
Changjiang Securities, Cl A	465,728	345,204
China CITIC Bank, Cl A	985,634	868,084
China Construction Bank, Cl A	1,083,500	1,140,095
China Everbright Bank, Cl A	5,659,584	3,216,140
China Life Insurance, Cl A	431,600	1,422,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Merchants Bank, Cl A	2,748,036	$12,257,249
China Merchants Securities, Cl A	654,606	1,249,161
China Minsheng Banking, Cl A	4,946,178	4,557,563
China Pacific Insurance Group, Cl A	876,811	4,525,122
CITIC Securities, Cl A	1,394,329	3,382,169
Dongxing Securities, Cl A	440,400	656,702
Everbright Securities, Cl A	373,663	515,914
First Capital Securities, Cl A	203,900	154,986
Founder Securities, Cl A	844,900	677,825
GF Securities, Cl A	688,039	1,384,957
Guosen Securities, Cl A	380,188	466,353
Guotai Junan Securities, Cl A	908,847	1,980,004
Guoyuan Securities, Cl A	648,731	649,618
Haitong Securities, Cl A	924,349	1,203,699
Huaan Securities, Cl A	210,900	154,790
Huatai Securities, Cl A	960,645	2,198,959
Huaxia Bank, Cl A	1,537,005	1,825,035
Hubei Biocause Pharmaceutical, Cl A	769,290	705,494
Industrial & Commercial Bank of China, Cl A	6,939,598	5,819,475
Industrial Bank, Cl A	2,855,634	6,619,679
Industrial Securities, Cl A	587,223	387,465
New China Life Insurance, Cl A	305,464	2,241,058
Orient Securities, Cl A	639,691	830,224
Ping An Bank, Cl A	2,157,804	3,465,357
Ping An Insurance Group of China, Cl A	1,463,433	14,569,247
SDIC Capital, Cl A	429,047	520,049
Shanghai Pudong Development Bank, Cl A	3,776,768	5,829,329
Shanxi Securities, Cl A	303,200	274,971
Shenwan Hongyuan Group, Cl A	2,196,762	1,436,711
Sinolink Securities, Cl A	600,200	612,360
SooChow Securities, Cl A	182,217	169,225
Western Securities, Cl A	295,255	347,152
		115,024,534
Health Care – 5.7%
Beijing Tongrentang, Cl A	138,580	639,467
China Resources Sanjiu Medical & Pharmaceutical, Cl A	185,260	685,779
Dong-E-E-Jiao, Cl E	57,489	396,623
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	225,945	1,201,870
Huadong Medicine, Cl A	161,046	982,576
Jiangsu Hengrui Medicine, Cl A	468,420	4,322,976
Jointown Pharmaceutical Group, Cl A	159,003	350,330
Kangmei Pharmaceutical, Cl A	597,145	1,898,894
Meinian Onehealth Healthcare Holdings, Cl A	335,140	839,238
Shandong Buchang Pharmaceuticals, Cl A	168,860	713,911
Shanghai Fosun Pharmaceutical Group, Cl A	221,900	1,017,491
Shanghai Pharmaceuticals Holding, Cl A	324,940	968,124
Shenzhen Salubris Pharmaceuticals, Cl A	165,848	681,171
Sichuan Kelun Pharmaceutical, Cl A	245,100	950,036
Tasly Pharmaceutical Group, Cl A	262,685	873,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Tonghua Dongbao Pharmaceutical, Cl A	238,693	$629,289
Yunnan Baiyao Group, Cl A(A)(B)(C)	119,034	1,284,175
Zhangzhou Pientzehuang Pharmaceutical, Cl A	66,550	979,399
		19,414,854
Industrials – 12.1%
AECC Aviation Power, Cl A	348,231	1,217,690
Air China, Cl A	451,100	534,324
AVIC Aircraft, Cl A	282,800	652,685
AVIC Shenyang Aircraft, Cl A*	159,823	884,989
China Avionics Systems, Cl A	100,800	211,837
China Communications Construction, Cl A	252,700	469,364
China Eastern Airlines, Cl A	843,246	686,303
China Gezhouba Group, Cl A	805,221	853,132
China International Marine Containers Group, Cl A	49,704	85,530
China National Chemical Engineering, Cl A	865,085	838,607
China Nuclear Engineering, Cl A	55,006	61,956
China Railway Construction, Cl A	1,658,500	2,687,597
China Southern Airlines, Cl A	732,036	719,205
China Spacesat, Cl A	84,610	228,108
China State Construction Engineering, Cl A	5,850,136	4,667,797
COSCO Shipping Development, Cl A*	468,901	162,874
COSCO Shipping Holdings, Cl A*	671,237	398,025
CRRC, Cl A	2,538,705	3,187,863
Daqin Railway, Cl A	2,151,703	2,573,688
Fangda Carbon New Material, Cl A	299,669	975,146
Guangshen Railway, Cl A	1,138,175	597,159
Han’s Laser Technology Industry Group, Cl A	109,723	675,662
Jihua Group, Cl A	214,184	115,488
Luxshare Precision Industry, Cl A	460,690	1,032,445
Metallurgical Corp of China, Cl A	2,508,419	1,301,494
NARI Technology, Cl A	531,238	1,362,723
Ningbo Zhoushan Port, Cl A	706,100	420,749
Power Construction Corp of China, Cl A	1,099,390	854,829
Sany Heavy Industry, Cl A	1,182,299	1,525,858
Shanghai Electric Group, Cl A	781,000	598,185
Shanghai International Airport, Cl A	104,494	892,526
Shanghai International Port Group, Cl A	665,789	523,489
Shanghai Tunnel Engineering, Cl A	646,127	573,763
Spring Airlines, Cl A	141,629	739,370
Suzhou Gold Mantis Construction Decoration, Cl A	506,210	661,399
TBEA, Cl A	688,773	717,743
Tus-Sound Environmental Resources, Cl A	288,651	566,344
Weichai Power, Cl A	969,052	1,204,167
XCMG Construction Machinery, Cl A	1,392,900	799,633
Xiamen C & D, Cl A*	547,900	645,797
Xinjiang Goldwind Science & Technology, Cl A	502,688	877,435
Zhejiang Chint Electrics, Cl A	346,833	1,161,386
Zhengzhou Yutong Bus, Cl A	198,373	422,948
Zoomlion Heavy Industry Science and Technology, Cl A	1,224,220	665,433
		41,032,745

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology – 6.7%
Aisino, Cl A	297,131	$1,201,807
Beijing Shiji Information Technology, Cl A	79,502	390,080
Beijing Xinwei Technology Group, Cl A*(A)(B)(C)	23,600	45,550
BOE Technology Group, Cl A	4,077,300	1,866,624
DHC Software, Cl A	266,000	347,935
Dongxu Optoelectronic Technology, Cl A	985,945	776,651
Focus Media Information Technology, Cl A	1,461,612	1,807,738
GoerTek, Cl A	270,063	325,774
Guangzhou Haige Communications Group, Cl A	462,982	592,135
Hangzhou Hikvision Digital Technology, Cl A	1,276,956	5,333,795
Hengtong Optic-electric, Cl A	196,033	680,642
Hundsun Technologies, Cl A	107,400	861,779
Iflytek, Cl A	229,550	953,150
LONGi Green Energy Technology, Cl A	270,307	557,852
Ninestar, Cl A	148,600	558,065
O-film Tech, Cl A	463,005	907,761
Sanan Optoelectronics, Cl A	457,565	1,087,952
Shanghai 2345 Network Holding Group, Cl A	906,734	566,659
Tianma Microelectronics, Cl A	387,133	683,613
Unisplendour, Cl A	58,360	357,339
Yonyou Network Technology, Cl A	305,330	1,234,526
Zhejiang Dahua Technology, Cl A	293,650	630,354
ZTE, Cl A	384,600	1,022,902
		22,790,683
Materials – 6.1%
Angang Steel, Cl A	768,366	685,662
Anhui Conch Cement, Cl A	570,678	3,051,368
Baoshan Iron & Steel, Cl A	2,295,844	2,619,303
BBMG, Cl A	1,482,643	799,437
China Hainan Rubber Industry Group, Cl A*(A)(B)(C)	394,594	341,798
China Molybdenum, Cl A	1,240,891	822,379
China Northern Rare Earth Group High-Tech, Cl A	344,700	512,496
Hengli Petrochemical, Cl A	206,310	480,948
Hesteel, Cl A	975,600	462,235
Inner Mongolia BaoTou Steel Union, Cl A	4,076,780	983,556
Jiangxi Copper, Cl A	306,479	644,530
Jiangxi Ganfeng Lithium, Cl A	106,265	501,780
Jinduicheng Molybdenum, Cl A	579,400	532,193
Maanshan Iron & Steel, Cl A	1,139,100	678,765
Qinghai Salt Lake Industry, Cl A*	219,449	289,596
Rongsheng Petro Chemical, Cl A	268,693	437,369
Shandong Gold Mining, Cl A	189,500	651,900
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	780,350	519,432
Sinopec Shanghai Petrochemical, Cl A	887,004	755,435
Tianqi Lithium, Cl A	116,506	643,945
Tongling Nonferrous Metals Group, Cl A	2,041,400	649,750
Zhejiang Huayou Cobalt, Cl A	136,080	1,053,935
Zhejiang Longsheng Group, Cl A	575,800	816,762
Zhongjin Gold, Cl A	257,247	253,860
Zijin Mining Group, Cl A	2,690,100	1,395,758
		20,584,192

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate – 5.2%
China Fortune Land Development, Cl A	448,955	$1,652,767
China Merchants Shekou Industrial Zone Holdings, Cl A	803,490	2,182,547
China Vanke, Cl A	1,239,142	4,376,239
Financial Street Holdings, Cl A	202,251	206,937
Future Land Holdings, Cl A	353,459	1,345,390
Gemdale, Cl A	754,800	994,976
Greenland Holdings, Cl A	1,297,341	1,206,723
Jinke Properties Group, Cl A	974,000	730,436
Poly Real Estate Group, Cl A	1,556,400	2,752,869
RiseSun Real Estate Development, Cl A	751,100	871,113
Shanghai Zhangjiang High-Tech Park Development, Cl A	68,100	98,974
Xinhu Zhongbao, Cl A	1,588,668	718,071
Youngor Group, Cl A	288,001	310,160
Zhejiang China Commodities City Group, Cl A	386,001	228,326
Zhongtian Financial Group, Cl A(A)(B)(C)	151,500	107,450
		17,782,978
Utilities – 3.8%
Beijing Capital, Cl A	280,025	154,244
China National Nuclear Power, Cl A	1,497,040	1,307,620
China Yangtze Power, Cl A	1,867,960	4,446,878
GD Power Development, Cl A	2,071,600	767,750
Huadian Power International, Cl A	1,420,844	867,300
Huaneng Power International, Cl A	679,587	761,506
Hubei Energy Group, Cl A	922,900	540,547
SDIC Power Holdings, Cl A	1,088,822	1,215,323
Shenergy, Cl A	869,516	664,718
Shenzhen Energy Group, Cl A	695,927	549,209
Sichuan Chuantou Energy, Cl A	417,400	508,358
Zhejiang Zheneng Electric Power, Cl A	1,489,142	1,099,444
		12,882,897
TOTAL COMMON STOCK
(Cost $391,575,480)		338,509,373
TOTAL INVESTMENTS – 99.6%
(Cost $391,575,480)		338,509,373
OTHER ASSETS LESS LIABILITIES – 0.4%		1,244,233
NET ASSETS – 100%		$339,753,606

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of September 30, 2018 was $9,345,514 and represents 2.8% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of September 30, 2018 was $9,345,514 and represents 2.8% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Bosera MSCI China A Share ETF (concluded)

The following summarizes the market value of the Fund’s investments, as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Communication Services	$6,053,785	$—	$632,368	$6,686,153
Consumer Discretionary	24,851,924	—	6,934,173	31,786,097
Consumer Staples	40,713,869	—	—	40,713,869
Energy	9,810,371	—	—	9,810,371
Financials	115,024,534	—	—	115,024,534
Health Care	18,130,679	—	1,284,175	19,414,854
Industrials	41,032,745	—	—	41,032,745
Information Technology	22,745,133	—	45,550	22,790,683
Materials	20,242,394	—	341,798	20,584,192
Real Estate	17,675,528	—	107,450	17,782,978
Utilities	12,882,897	—	—	12,882,897
Total Common Stock	329,163,859	—	9,345,514	338,509,373
Total Investments in Securities	$329,163,859	$—	$9,345,514	$338,509,373

The following is a reconciliation of the beginning and ending balances, of the period ended September 30, 2018, of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 29, 2018	$6,103,566
Accrued discounts/premiums	—
Realized gain/(loss)(1)	478,249
Change in unrealized appreciation/(depreciation)(2)	(556,052)
Purchases	47,553
Sales	(5,283,756)
Transfer into Level 3	8,892,728
Transfer out of Level 3	(336,774)
Ending balance as of September 30, 2018	$9,345,514

(1)   Realized gain/(loss) from the sale of Level 3 securities is included on the Statement of Operations in Net Realized Gain (Loss) on Investments

(2)   Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK – 99.2%‡
CHINA – 71.3%
Communication Services – 14.4%
58.com ADR*	1,650	$121,440
Baidu ADR*	605	138,352
Tencent Holdings	2,542	104,995
Tian Ge Interactive Holdings	45,000	27,834
YY ADR*	762	57,089
		449,710
Consumer Discretionary – 13.4%
Changzhou Xingyu Automotive Lighting Systems, Cl A	5,400	41,093
China International Travel Service, Cl A	15,300	151,252
Guangzhou Holike Creative Home, Cl A	9,400	28,580
Huayu Automotive Systems, Cl A	35,300	115,433
Shanghai Jinjiang International Hotels Development, Cl A	15,600	59,856
Tianneng Power International	26,000	22,960
		419,174
Consumer Staples – 6.0%
COFCO Tunhe Sugar, Cl A	35,400	37,352
Foshan Haitian Flavouring & Food, Cl A	13,120	151,019
		188,371
Health Care – 3.3%
China Animal Healthcare*(A)(B)(C)	4,000	–
China Resources Pharmaceutical Group	65,500	103,964
		103,964
Industrials – 9.1%
Anhui Heli, Cl A	54,200	75,385
CIMC Enric Holdings	46,000	47,970
Haitian International Holdings	30,000	66,787
Weichai Power, Cl H	76,736	95,124
		285,266
Information Technology – 3.8%
Hanergy Thin Film Power Group*(A)(B)(C)	65,064	83
Kingsoft	26,000	49,575
TravelSky Technology, Cl H	27,000	70,218
		119,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Zacks New China ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials – 0.0%
China Lumena New Materials*(A)(B)(C)	28,720	$—
China Shanshui Cement Group*(A)(B)(C)	10,672	14
Tianhe Chemicals Group*(A)(B)(C)	40,000	—
		14
Utilities – 21.3%
China Yangtze Power, Cl A	48,787	116,143
Datang International Power Generation, Cl H	292,000	73,887
Guangxi Guiguan Electric Power, Cl A	92,800	82,137
Huadian Power International, Cl A	142,900	87,228
Huaneng Power International ADR	3,172	82,155
SDIC Power Holdings, Cl A	75,500	84,271
Shanghai Electric Power, Cl A	30,500	33,246
Zhejiang Zheneng Electric Power, Cl A	146,000	107,793
		666,860
TOTAL CHINA		2,233,235

HONG KONG – 22.4%
Consumer Discretionary – 5.8%
Fu Shou Yuan International Group	47,000	36,700
Fuyao Glass Industry Group, Cl H	21,200	77,080
Haier Electronics Group*	25,000	67,892
		181,672
Consumer Staples – 3.1%
Sun Art Retail Group	75,000	97,573

Financials – 3.7%
People’s Insurance Group of China, Cl H	256,000	115,161

Health Care – 1.6%
Beijing Tong Ren Tang Chinese Medicine	24,000	48,399

Information Technology – 5.5%
ASM Pacific Technology	5,900	60,094
Kingboard Holdings*	19,000	62,039
Kingboard Laminates Holdings	57,000	50,554
		172,687
Utilities – 2.7%
China Resources Power Holdings	48,000	84,898
TOTAL HONG KONG		700,390

SINGAPORE – 1.1%
Industrials – 1.1%
China Yuchai International	2,010	34,712
TOTAL SINGAPORE		34,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Zacks New China ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES – 4.4%
Information Technology – 4.4%
Broadcom	560	$138,169

TOTAL UNITED STATES		138,169
TOTAL COMMON STOCK
(Cost $3,360,936)		3,106,506
TOTAL INVESTMENTS – 99.2%
(Cost $3,360,936)		3,106,506
OTHER ASSETS LESS LIABILITIES – 0.8%		23,793
NET ASSETS – 100%		$3,130,299

‡           Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*           Non-income producing security.

(A)        Level 3 security in accordance with fair value hierarchy.

(B)         Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of September 30, 2018 was $97 and represents 0.0% of Net Assets.

(C)        Security considered illiquid. The total value of such securities as of September 30, 2018 was $97 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Zacks New China ETF (concluded)

The following summarizes the market value of the Fund’s investments, as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3^	Total
Investments in Securities
Common Stock
China
Communication Services	$449,710	$—	$—	$449,710
Consumer Discretionary	419,174	—	—	419,174
Consumer Staples	188,371	—	—	188,371
Health Care	103,964	—	—	103,964
Industrials	285,266	—	—	285,266
Information Technology	119,793	—	83	119,876
Materials	—	—	14	14
Utilities	666,860	—	—	666,860
Hong Kong	700,390	—	—	700,390
Singapore	34,712	—	—	34,712
United States	138,169	—	—	138,169
Total Common Stock	3,106,409	—	97	3,106,506
Total Investments in Securities	$3,106,409	$—	$97	$3,106,506

^      A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK – 99.8%‡
CHINA – 93.8%
Communication Services – 57.6%
58.com ADR*	932,463	$68,629,277
Autohome ADR*	662,702	51,299,762
Baidu ADR*	596,029	136,299,912
Bitauto Holdings ADR*	505,914	11,636,022
Changyou.com ADR*	98,278	1,297,270
Fang Holdings ADR*	2,685,352	6,955,062
iQIYI ADR*(A)	2,616,598	70,831,308
Momo ADR*	1,547,947	67,800,079
NetEase ADR	563,946	128,720,674
SINA*	820,913	57,037,035
Sogou ADR*(A)	981,831	7,295,004
Sohu.com ADR*(A)	510,277	10,144,307
Tencent Holdings	3,625,875	149,763,294
Tian Ge Interactive Holdings	12,754,000	7,888,837
Weibo ADR*	511,654	37,417,257
YY ADR*	548,484	41,092,421
		854,107,521
Consumer Discretionary – 26.9%
500.com ADR, Cl A*(A)	52,350	578,991
Alibaba Group Holding ADR*	837,218	137,940,038
Baozun ADR*(A)	511,048	24,826,712
Cogobuy Group*	8,209,818	3,084,623
Ctrip.com International ADR*	1,641,710	61,022,361
JD.com ADR*	3,036,018	79,209,709
Secoo Holding ADR*(A)	362,039	4,597,895
TAL Education Group ADR*	1,742,815	44,807,774
Tuniu ADR*(A)	1,035,695	7,436,290
Vipshop Holdings ADR*	5,646,613	35,234,865
		398,739,258
Financials – 4.2%
Fanhua ADR(A)	632,995	17,103,525
Hexindai ADR	205,773	1,621,491
Jianpu Technology ADR*	269,573	1,318,212
LexinFintech Holdings ADR*	461,492	4,582,615
Qudian ADR*	1,108,728	5,776,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares CSI China Internet ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Yirendai ADR(A)	587,462	$10,809,301
ZhongAn Online P&C Insurance, Cl H*(A)	5,328,800	21,758,126
		62,969,743
Industrials – 2.3%
51job ADR*	449,839	34,633,105
Information Technology – 2.8%
21Vianet Group ADR*	775,598	7,833,540
Cheetah Mobile ADR*	172,945	1,700,049
Kingsoft	14,553,000	27,748,694
Xunlei ADR*(A)	605,577	4,396,489
		41,678,772
TOTAL CHINA		1,392,128,399

HONG KONG – 6.0%
Communication Services – 4.7%
Alibaba Pictures Group*	216,584,000	29,616,337
China Literature*(A)	5,040,600	31,693,379
NetDragon Websoft Holdings	3,805,752	7,966,647
		69,276,363
Financials – 0.9%
Yixin Group*	43,249,000	14,204,646

Industrials – 0.4%
HC Group*	7,976,900	5,555,867
TOTAL HONG KONG		89,036,876
TOTAL COMMON STOCK
(Cost $1,726,282,638)		1,481,165,275

SHORT-TERM INVESTMENT(B)(C) – 11.20%
Invesco Government & Agency Portfolio, Institutional Class, 1.97%	165,631,848	165,631,848
TOTAL SHORT-TERM INVESTMENT
(Cost $165,631,848)		165,631,848
TOTAL INVESTMENTS – 111.0%
(Cost $1,891,914,486)		1,646,797,123
OTHER ASSETS LESS LIABILITIES – (11.0)%		(162,989,909)
NET ASSETS – 100%		$1,483,807,214

‡           Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*           Non-income producing security.

(A)        This security or a partial position of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $160,221,941.

(B)        The rate shown is the 7-day effective yield as of September 30, 2018.

(C)        This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2018 was $165,631,848.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares CSI China Internet ETF (concluded)

As of September 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER – 97.6%
CHINA – 97.6%
Energy – 6.1%
Shaanxi Coal and Chemical 5.010%, 11/08/2018	5,000,000	$728,016

Financials – 34.2%
Gemdale 5.300%, 12/02/2018	5,000,000	729,017
HeBei Transportation Investment Group 5.200%, 11/17/2018	4,000,000	582,577
Lianyungang City Construction Investment Group Ltd. 5.490%, 01/12/2019	4,000,000	583,981
Nanjing Communications Construction & Investment Holdings Group Ltd. 4.150%, 12/18/2018	3,000,000	436,673
New Jersey New Industrial Investment 4.950%, 12/22/2018	3,000,000	437,278
Ping An International Financial Leasing Ltd. 5.180%, 11/03/2018	3,000,000	436,695
Ping An Real Estate Ltd. 4.850%, 02/01/2019	3,000,000	437,689
Qingdao City Construction Investment Group Ltd. 4.520%, 11/08/2018	3,000,000	436,390
		4,080,300
Industrials – 25.7%
Beijing Haidian State-Owned Assets Operations and Management Center 4.850%, 12/18/2018	3,000,000	437,490
Guangzhou Metro Group 4.200%, 03/11/2019	2,000,000	291,376
HBIS Group 4.870%, 04/04/2019	5,000,000	730,365
Henan Pinggao Electric Ltd. 4.510%, 04/19/2019	4,000,000	582,441
Jiangxi Provincial Expressway Investment Group Ltd. 4.850%, 11/26/2018	5,000,000	728,046
Shougang Group 4.750%, 02/22/2019	2,000,000	294,816
		3,064,534

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares E Fund China Commercial Paper ETF (continued)

	Face Amount(A)/ Shares	Value
COMMERCIAL PAPER (continued)
Materials – 17.0%
Shandong Gold Group 4.480%, 01/10/2019	7,000,000	$1,019,222
Shandong Hongqiao New Material Ltd. 6.250%, 03/16/2019	4,000,000	580,817
TCL 4.800%, 01/18/2019	3,000,000	437,277
		2,037,316
Utilities – 14.6%
Anhui Province Energy Group Ltd. 3.700%, 05/13/2019	3,000,000	435,954
GD Power Development Co. Ltd. 4.100%, 04/12/2019	6,000,000	874,447
Zhejiang Provincial Energy Group Ltd. 3.380%, 03/15/2019	3,000,000	435,727
		1,746,128
TOTAL COMMERCIAL PAPER
(Cost $12,360,423)		11,656,294

SHORT-TERM INVESTMENTS(B) – 2.1%
China Universal Express Income Money Market Fund(B)(C), 3.660%	381	55
E Fund Money Market Fund(B)(C), 4.985%*	1,561,853	227,114
Fortune SGAM Xianjin Tianyi Money Market Fund(B)(C), 4.204%	159,214	23,155
Xianjinbao Real-Time Redemption Money Market Fund(B)(C), 3.814%	3,459	503
TOTAL SHORT-TERM INVESTMENTS
(Cost $250,785)		250,827

TOTAL INVESTMENTS – 99.7%
(Cost $12,611,208)		11,907,121
OTHER ASSETS LESS LIABILITIES – 0.3%		31,841
NET ASSETS – 100%		$11,938,962

*       Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended September 30, 2018 are as follows:

Value of Shares Held as of 3/29/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income
E Fund Money Market Fund
$23,71	$296,65	$(77,022)	$(29,102)	$12,86	$227,11	1,561,85	$ —

 (A)       In CNY unless otherwise indicated.

(B)       Class not available.

(C)       The rate shown is the 7-day effective yield as of September 30, 2018.

CNY — Chinese Yuan

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares E Fund China Commercial Paper ETF (concluded)

The following summarizes the market value of the Fund’s investments, as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$11,656,294	$—	$11,656,294
Short-Term Investments	250,827	—	—	250,827
Total Investments in Securities	$250,827	$11,656,294	$—	$11,907,121

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2018, there were no Level 3 investments

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK – 97.9%‡
CHINA – 87.7%
Communication Services – 12.3%
58.com ADR*	96	$7,066
Autohome ADR*	58	4,490
Baidu ADR*	248	56,713
Momo ADR*	131	5,738
NetEase ADR	70	15,977
Shanghai Oriental Pearl Group, Cl A	2,340	3,428
SINA*	80	5,558
Tencent Holdings	4,558	188,264
Weibo ADR*	56	4,095
YY ADR*	51	3,821
		295,150
Consumer Discretionary – 15.2%
Alibaba Group Holding ADR*	918	151,249
ANTA Sports Products	2,000	9,597
BAIC Motor, Cl H	3,500	2,805
Brilliance China Automotive Holdings	6,000	9,707
BYD, Cl A	700	4,995
BYD, Cl H	1,000	7,182
China Grand Automotive Services, Cl A	3,400	3,192
China International Travel Service, Cl A	600	5,931
Chongqing Changan Automobile, Cl A	5,300	5,608
Ctrip.com International ADR*	300	11,151
Dongfeng Motor Group, Cl H	6,000	6,180
Fuyao Glass Industry Group, Cl A	2,200	8,137
Geely Automobile Holdings	5,000	9,968
Great Wall Motor, Cl H	6,500	4,145
Gree Electric Appliances of Zhuhai, Cl A	1,000	5,843
Guangzhou Automobile Group, Cl H	8,000	8,864
Huayu Automotive Systems, Cl A	1,300	4,251
Huazhu Group ADR	131	4,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
JD.com ADR*	500	$13,045
Midea Group, Cl A	1,800	11,390
NavInfo, Cl A	1,200	3,200
New Oriental Education & Technology Group ADR*	128	9,473
Qingdao Haier, Cl A	2,300	5,522
SAIC Motor, Cl A	1,957	9,466
Shenzhen Overseas Chinese Town, Cl A	4,800	4,395
Shenzhou International Group Holdings	1,000	12,831
Suning.com, Cl A	3,500	6,857
Suofeiya Home Collection, Cl A	900	2,858
TAL Education Group ADR*	312	8,022
Vipshop Holdings ADR*	503	3,139
Yum China Holdings	316	11,095
		364,329
Consumer Staples – 5.8%
Angel Yeast, Cl A	800	3,429
Anhui Gujing Distillery, Cl A	300	3,629
China Mengniu Dairy*	3,000	9,987
China Resources Beer Holdings	2,000	8,038
Foshan Haitian Flavouring & Food, Cl A	700	8,057
Guangdong Haid Group, Cl A	1,300	4,108
Henan Shuanghui Investment & Development, Cl A	1,300	4,941
Hengan International Group	1,060	9,781
Inner Mongolia Yili Industrial Group, Cl A	2,000	7,465
Jiangsu Yanghe Brewery Joint-Stock, Cl A	400	7,441
Kweichow Moutai, Cl A	400	42,438
Luzhou Laojiao, Cl A	600	4,143
Muyuan Foodstuff, Cl A	1,000	3,619
New Hope Liuhe, Cl A	5,700	5,078
Shanxi Xinghuacun Fen Wine Factory, Cl A	300	2,062
Tingyi Cayman Islands Holding	2,000	3,675
Want Want China Holdings	6,000	5,053
Yonghui Superstores, Cl A	4,200	4,975
		137,919
Energy – 4.1%
China Oilfield Services, Cl H	4,000	4,340
China Petroleum & Chemical, Cl A	7,400	7,657
China Petroleum & Chemical, Cl H	18,500	18,536
China Shenhua Energy, Cl H	3,000	6,855
CNOOC	13,826	27,387
Offshore Oil Engineering, Cl A	5,100	5,011
PetroChina, Cl A	3,900	5,198
PetroChina, Cl H	19,984	16,192
Shaanxi Coal Industry, Cl A	3,200	4,046
Shanxi Lu’an Environmental Energy Development, Cl A	2,000	2,337
		97,559
Financials – 18.3%
Agricultural Bank of China, Cl A	7,000	3,958
Agricultural Bank of China, Cl H	34,397	16,880

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Anxin Trust, Cl A	3,200	$2,409
AVIC Capital, Cl A	6,100	4,140
Bank of Beijing, Cl A	7,800	6,926
Bank of China, Cl A	8,300	4,487
Bank of China, Cl H	59,396	26,415
Bank of Communications, Cl A	12,000	10,185
Bank of Communications, Cl H	1,000	750
Bank of Hangzhou, Cl A	3,900	4,432
Bank of Jiangsu, Cl A	6,300	5,915
Bank of Nanjing, Cl A	4,100	4,559
Bank of Ningbo, Cl A	1,900	4,904
Bank of Shanghai, Cl A	4,100	7,270
Changjiang Securities, Cl A	5,900	4,373
China CITIC Bank, Cl H	14,000	8,964
China Construction Bank, Cl A	11,000	11,575
China Construction Bank, Cl H	56,000	48,951
China Everbright Bank, Cl A	15,000	8,524
China Life Insurance, Cl H	8,483	19,275
China Merchants Bank, Cl A	4,000	17,842
China Merchants Securities, Cl A	2,600	4,962
China Minsheng Banking, Cl A	7,600	7,003
China Pacific Insurance Group, Cl A	1,500	7,741
CITIC Securities, Cl A	3,000	7,277
Everbright Securities, Cl A	2,800	3,866
Founder Securities, Cl A	4,800	3,851
GF Securities, Cl A	1,500	3,019
Guosen Securities, Cl A	3,200	3,925
Guotai Junan Securities, Cl A	4,000	8,714
Haitong Securities, Cl A	8,000	10,418
Huatai Securities, Cl A	1,700	3,891
Huaxia Bank, Cl A	5,300	6,293
Industrial & Commercial Bank of China, Cl A	14,000	11,740
Industrial Bank, Cl A	5,500	12,750
Industrial Securities, Cl A	7,400	4,883
New China Life Insurance, Cl A	600	4,402
New China Life Insurance, Cl H	1,300	6,239
Noah Holdings ADR*	51	2,149
Orient Securities, Cl A	3,800	4,932
PICC Property & Casualty, Cl H	7,510	8,868
Ping An Bank, Cl A	5,700	9,154
Ping An Insurance Group of China, Cl A	2,400	23,893
Ping An Insurance Group of China, Cl H	3,500	35,560
Shanghai Pudong Development Bank, Cl A	8,000	12,348
Shenwan Hongyuan Group, Cl A	9,100	5,952
		436,564
Health Care – 5.3%
3SBio	2,000	3,364
Alibaba Health Information Technology*	6,000	5,881
Beijing Tongrentang, Cl A	1,100	5,076

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Changchun High & New Technology Industry Group, Cl A	100	$3,445
China Medical System Holdings	3,000	4,171
China Traditional Chinese Medicine Holdings	6,000	4,079
CSPC Pharmaceutical Group	4,000	8,496
Dong-E-E-Jiao, Cl E	800	5,519
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	700	3,724
Huadong Medicine, Cl A	700	4,271
Hualan Biological Engineering, Cl A	800	4,406
Hubei Biocause Pharmaceutical, Cl A	3,500	3,210
Jiangsu Hengrui Medicine, Cl A	1,000	9,229
Kangmei Pharmaceutical, Cl A	1,900	6,042
Meinian Onehealth Healthcare Holdings, Cl A	1,600	4,007
Shanghai Fosun Pharmaceutical Group, Cl A	1,100	5,044
Shanghai Fosun Pharmaceutical Group, Cl H	500	1,971
Shanghai Pharmaceuticals Holding, Cl A	2,000	5,959
Sichuan Kelun Pharmaceutical, Cl A	700	2,713
Sinopharm Group, Cl H	1,600	7,831
Tasly Pharmaceutical Group, Cl A	1,000	3,325
Tong Ren Tang Technologies, Cl H	3,000	4,394
Tonghua Dongbao Pharmaceutical, Cl A	1,400	3,691
Wuxi Biologics Cayman*	500	5,058
Yunnan Baiyao Group, Cl A	400	4,315
Zhangzhou Pientzehuang Pharmaceutical, Cl A	400	5,887
Zhejiang NHU, Cl A	1,200	2,715
		127,823
Industrials – 9.2%
51job ADR*	33	2,541
AECC Aviation Power, Cl A	1,100	3,846
Anhui Expressway, Cl H	1,512	918
AVIC Aircraft, Cl A	1,500	3,462
AVIC Electromechanical Systems, Cl A	2,000	2,442
AVIC Shenyang Aircraft, Cl A*	700	3,876
Beijing Capital International Airport, Cl H	4,000	4,861
China Communications Construction, Cl H	8,000	8,179
China Conch Venture Holdings	2,000	6,978
China Eastern Airlines, Cl A	6,900	5,616
China Everbright International	4,323	3,735
China Gezhouba Group, Cl A	2,900	3,073
China Merchants Holdings International	4,000	7,658
China Railway Construction, Cl A	2,900	4,699
China Railway Construction, Cl H	3,500	4,723
China Railway Group, Cl H	6,000	5,950
China Southern Airlines, Cl A	6,600	6,484
China State Construction Engineering, Cl A	11,000	8,777
China State Construction International Holdings	4,000	4,228
CITIC	4,780	7,123
COSCO Shipping Development, Cl A*	16,400	5,697
COSCO Shipping Holdings, Cl A*	7,600	4,506
CRRC, Cl A	5,600	7,032

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
CRRC, Cl H	5,000	$4,569
Daqin Railway, Cl A	4,700	5,622
Fosun International	3,000	5,291
Guangzhou Baiyun International Airport, Cl A	2,000	3,712
Han’s Laser Technology Industry Group, Cl A	700	4,311
Jiangsu Expressway, Cl H	4,000	5,132
Luxshare Precision Industry, Cl A	1,900	4,258
Metallurgical Corp of China, Cl A	11,400	5,915
Ningbo Zhoushan Port, Cl A	6,500	3,873
Power Construction Corp of China, Cl A	5,300	4,121
Sany Heavy Industry, Cl A	3,600	4,646
Shanghai Electric Group, Cl H	24,000	8,557
Shanghai International Airport, Cl A	400	3,416
Shanghai International Port Group, Cl A	3,600	2,831
Suzhou Gold Mantis Construction Decoration, Cl A	2,300	3,005
Weichai Power, Cl A	7,000	8,698
Xinjiang Goldwind Science & Technology, Cl A	2,500	4,364
Zhejiang Chint Electrics, Cl A	1,000	3,349
Zhejiang Sanhua Intelligent Controls, Cl A	1,600	3,097
Zhengzhou Yutong Bus, Cl A	1,900	4,051
Zhuzhou CRRC Times Electric, Cl H	800	4,570
Zoomlion Heavy Industry Science and Technology, Cl A	10,200	5,544
		219,336
Information Technology – 4.4%
AAC Technologies Holdings	1,000	10,390
Aisino, Cl A	1,100	4,449
BOE Technology Group, Cl A	13,100	5,997
DHC Software, Cl A	2,700	3,532
Focus Media Information Technology, Cl A	3,900	4,824
GDS Holdings ADR*	73	2,565
Hanergy Thin Film Power Group*(A)(B)(C)	4,364	5
Hangzhou Hikvision Digital Technology, Cl A	2,800	11,695
Hengtong Optic-electric, Cl A	1,100	3,819
Iflytek, Cl A	900	3,737
Kingdee International Software Group	4,000	4,355
Kingsoft	2,000	3,814
Lenovo Group	12,000	8,772
LONGi Green Energy Technology, Cl A	1,500	3,096
O-film Tech, Cl A	1,800	3,529
Sanan Optoelectronics, Cl A	2,200	5,231
Sunny Optical Technology Group	700	8,078
Tianma Microelectronics, Cl A	2,000	3,532
TravelSky Technology, Cl H	2,000	5,201
Unigroup Guoxin Microelectronics, Cl A	500	2,740
Yonyou Network Technology, Cl A	900	3,639
Zhejiang Dahua Technology, Cl A	1,400	3,005
		106,005
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials – 4.0%
Angang Steel, Cl A	5,000	$4,462
Anhui Conch Cement, Cl A	1,000	5,347
Anhui Conch Cement, Cl H	1,000	6,038
Baoshan Iron & Steel, Cl A	5,100	5,818
BBMG, Cl A	7,800	4,206
China Molybdenum, Cl H	15,000	6,288
China National Building Material, Cl H	6,000	5,329
China Northern Rare Earth Group High-Tech, Cl A	2,900	4,312
Hesteel, Cl A	8,800	4,169
Inner Mongolia BaoTou Steel Union, Cl A	17,700	4,270
Jiangxi Copper, Cl H	6,000	7,001
Jiangxi Ganfeng Lithium, Cl A	600	2,833
Rongsheng Petro Chemical, Cl A	2,100	3,418
Shandong Gold Mining, Cl A	1,400	4,816
Shandong Hualu Hengsheng Chemical, Cl A	1,200	3,002
Sinopec Shanghai Petrochemical, Cl A	9,100	7,750
Tianqi Lithium, Cl A	600	3,316
Zhejiang Huayou Cobalt, Cl A	300	2,323
Zhejiang Longsheng Group, Cl A	3,000	4,256
Zijin Mining Group, Cl A	15,000	7,783
		96,737
Real Estate – 3.5%
China Fortune Land Development, Cl A	1,200	4,418
China Merchants Shekou Industrial Zone Holdings, Cl A	2,400	6,519
China Overseas Land & Investment	4,839	15,151
China Resources Land	4,214	14,756
China Vanke, Cl A	2,400	8,476
China Vanke, Cl H	1,300	4,303
Future Land Holdings, Cl A	800	3,045
Gemdale, Cl A	2,800	3,691
Greenland Holdings, Cl A	4,800	4,465
Hangzhou Binjiang Real Estate Group, Cl A	6,400	3,786
Poly Real Estate Group, Cl A	3,500	6,190
Xinhu Zhongbao, Cl A	8,500	3,842
Zhejiang China Commodities City Group, Cl A	8,400	4,969
		83,611
Telecommunication Services – 2.6%
China Mobile	4,972	49,022
China Telecom, Cl H	12,000	5,965
China Unicom Hong Kong	6,000	7,070
		62,057
Utilities – 3.0%
Beijing Enterprises Water Group	8,000	4,263
China Longyuan Power Group, Cl H	4,000	3,364
China National Nuclear Power, Cl A	6,500	5,678
China Yangtze Power, Cl A	3,200	7,618
ENN Energy Holdings	1,882	16,355
Guangdong Investment	4,000	7,106
Huadian Power International, Cl A	6,800	4,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
Huaneng Power International, Cl H	11,077	$7,290
Hubei Energy Group, Cl A	7,100	4,158
SDIC Power Holdings, Cl A	3,600	4,018
Sichuan Chuantou Energy, Cl A	3,700	4,506
Zhejiang Zheneng Electric Power, Cl A	5,000	3,692
		72,199
TOTAL CHINA		2,099,289

HONG KONG – 10.2%
Communication Services – 0.2%
Alibaba Pictures Group*	40,000	5,470

Consumer Discretionary – 0.4%
China First Capital Group*	6,000	3,220
Haier Electronics Group	2,000	5,431
		8,651
Consumer Staples – 0.2%
Sun Art Retail Group	3,000	3,903

Energy – 0.2%
Yanzhou Coal Mining, Cl H	4,000	4,636

Financials – 4.6%
China Cinda Asset Management, Cl H	504	128
China Galaxy Securities, Cl H	10,500	4,898
China Huarong Asset Management, Cl H	17,000	3,128
China International Capital, Cl H	2,000	3,696
China Merchants Bank, Cl H	3,500	14,224
China Minsheng Banking, Cl H	9,500	7,054
China Pacific Insurance Group, Cl H	3,000	11,578
China Taiping Insurance Holdings	1,800	6,315
CITIC Securities, Cl H	2,000	3,558
Far East Horizon	3,000	2,856
GF Securities, Cl H	4,000	5,132
Huatai Securities, Cl H	2,800	4,015
Industrial & Commercial Bank of China, Cl H	49,441	36,141
People’s Insurance Group of China, Cl H	7,452	3,352
Shimao Property Holdings	1,500	3,742
		109,817
Health Care – 0.4%
Genscript Biotech*	2,000	3,379
Sino Biopharmaceutical	6,000	5,597
		8,976
Industrials – 0.4%
Fullshare Holdings	10,000	4,805
Shenzhen International Holdings	2,500	5,163
		9,968
Information Technology – 0.6%
Kingboard Holdings	1,500	4,898
Meitu*	5,000	3,502
Semiconductor Manufacturing International*	5,000	5,393
		13,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials – 0.6%
China Resources Cement Holdings	4,000	$4,657
Nine Dragons Paper Holdings	4,000	4,325
Zhaojin Mining Industry	7,000	5,421
		14,403
Real Estate – 1.7%
China Evergrande Group	2,000	5,610
China Jinmao Holdings Group	8,000	3,640
CIFI Holdings Group	8,000	3,681
Country Garden Holdings	9,000	11,352
Guangzhou R&F Properties	2,000	3,675
KWG Group Holdings	2,500	2,288
Longfor Group Holdings	2,000	5,163
Sunac China Holdings	2,000	6,160
		41,569
Utilities – 0.9%
China Gas Holdings	1,800	5,095
China Resources Gas Group	2,000	8,141
China Resources Power Holdings	4,000	7,075
		20,311
TOTAL HONG KONG		241,497
TOTAL COMMON STOCK
(Cost $2,342,603)		2,340,786
TOTAL INVESTMENTS – 97.9%
(Cost $2,342,603)		2,340,786
OTHER ASSETS LESS LIABILITIES – 2.1%		49,406
NET ASSETS – 100%		$2,390,192

Affiliated investment is a registered investment company which is managed by Krane Funds Advisors, LLC (the “Adviser”). Transactions with affiliated companies during the period ended September 30, 2018 are as follows:

Value of Shares Held as of 3/29/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 9/30/18	Number of Shares Held as of 9/30/18	Dividend Income
KraneShares Bosera MSCI China A Share ETF
$360,832	$—	$(306,928)	$19,757	$(73,661)	$—	—	$—

‡          Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*          Non-income producing security.

(A)       Level 3 security in accordance with fair value hierarchy.

(B)       Security considered illiquid. The total value of such securities as of September 30, 2018 was $5 and represents 0.0% of Net Assets.

(C)       Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of September 30, 2018 was $5 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Index ETF (concluded)

The following summarizes the market value of the Fund’s investments, as of September 30, 2018, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$295,150	$—	$—	$295,150
Consumer Discretionary	364,329	—	—	364,329
Consumer Staples	137,919	—	—	137,919
Energy	97,559	—	—	97,559
Financials	436,564	—	—	436,564
Health Care	127,823	—	—	127,823
Industrials	219,336	—	—	219,336
Information Technology	106,000	—	5	106,005
Materials	96,737	—	—	96,737
Real Estate	83,611	—	—	83,611
Telecommunication Services	62,057	—	—	62,057
Utilities	72,199	—	—	72,199
Hong Kong	241,497	—	—	241,497
Total Common Stock	2,340,781	—	5	2,340,786
Total Investments in Securities	$2,340,781	$—	$5	$2,340,786

^      A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK – 99.5%‡

CHINA – 36.5%
Financials – 3.6%
Bank of Guiyang, Cl A	54,005	$95,992
Bank of Hangzhou, Cl A	121,400	137,975
Bank of Jiangsu, Cl A	271,355	254,767
Bank of Nanjing, Cl A	199,391	221,687
Bank of Ningbo, Cl A	119,045	307,275
Chongqing Rural Commercial Bank, Cl H	197,425	107,986
		1,125,682
Industrials – 17.1%
Beijing New Building Materials, Cl A	42,108	101,528
Changyuan Group	30,900	33,772
China Conch Venture Holdings	133,500	465,763
China Gezhouba Group, Cl A	108,450	114,903
China High-Speed Railway Technology, Cl A (A)	66,000	42,206
China Railway Construction, Cl H	154,500	208,504
China Railway Group, Cl H	297,500	295,032
China Railway Hi-tech Industry, Cl A	52,176	77,954
China State Construction Engineering, Cl A	1,005,479	802,267
CRRC, Cl H	324,850	296,832
Dalian Port PDA, Cl A	181,680	52,281
Daqin Railway, Cl A	350,332	419,038
Guangshen Railway, Cl A	132,900	69,727
Guoxuan High-Tech, Cl A	26,745	53,213
Han’s Laser Technology Industry Group, Cl A	25,100	154,563
Inner Mongolia First Machinery Group, Cl A	40,500	81,464
Jiangsu Expressway, Cl H	96,000	123,176
Jiangsu Zhongnan Construction Group, Cl A	87,400	78,501
Jiangsu Zhongtian Technology, Cl A	72,049	89,949
Metallurgical Corp of China, Cl A	419,600	217,710
Ningbo Zhoushan Port, Cl A	145,001	86,403
Shanghai Construction Group, Cl A	210,700	94,929
Shanghai Electric Group, Cl H	210,000	74,876
Shanghai International Port Group, Cl A	164,010	128,956
Shanghai Tunnel Engineering, Cl A	73,800	65,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Suzhou Gold Mantis Construction Decoration, Cl A	62,119	$81,162
TangShan Port Group, Cl A	139,546	50,906
TBEA, Cl A	87,375	91,050
XCMG Construction Machinery, Cl A	192,948	110,767
Xinjiang Goldwind Science & Technology, Cl H	48,200	51,804
Yangzijiang Shipbuilding Holdings	150,600	136,674
Zhejiang Expressway, Cl H	112,000	93,179
Zhengzhou Yutong Bus, Cl A	52,097	111,075
Zhuzhou CRRC Times Electric, Cl H	44,500	254,208
Zoomlion Heavy Industry Science and Technology, Cl A	150,457	81,782
		5,291,689
Materials – 5.2%
Anhui Conch Cement, Cl H	100,500	606,861
BBMG, Cl H	183,280	62,773
Beijing Oriental Yuhong Waterproof Technology, Cl A	35,424	74,806
China National Building Material, Cl H	303,000	269,121
China Northern Rare Earth Group High-Tech, Cl A	85,424	127,008
GEM, Cl A	89,700	68,442
Jiangxi Ganfeng Lithium, Cl A	26,000	122,771
Shenghe Resources Holding, Cl A	52,710	73,849
Yintai Resources, Cl A	46,220	54,411
Yunnan Chihong Zinc & Germanium, Cl A	120,459	81,408
Yunnan Tin, Cl A*	39,400	60,183
		1,601,633
Utilities – 10.6%
Beijing Enterprises Holdings	39,500	221,607
CGN Power, Cl H	830,875	197,501
China Longyuan Power Group, Cl H	249,000	209,385
China National Nuclear Power, Cl A	305,242	266,620
China Yangtze Power, Cl A	345,543	822,602
Datang International Power Generation, Cl H	242,000	61,235
ENN Energy Holdings	60,200	523,150
Huadian Power International, Cl A	191,442	116,858
Huaneng Power International, Cl H	333,000	219,166
Huaneng Renewables, Cl H	374,860	111,621
SDIC Power Holdings, Cl A	159,906	178,484
Shenergy, Cl A	107,019	81,813
Sichuan Chuantou Energy, Cl A	103,484	126,035
Zhejiang Zheneng Electric Power, Cl A	213,441	157,586
		3,293,663
TOTAL CHINA		11,312,667

HONG KONG – 4.6%
Industrials – 0.5%
Shenzhen International Holdings	76,663	158,325
Materials – 0.8%
China Resources Cement Holdings	208,000	242,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities – 3.3%
China Gas Holdings	136,600	$386,675
China Power International Development	346,000	76,939
China Resources Gas Group	71,500	291,029
China Resources Power Holdings	152,635	269,967
		1,024,610
TOTAL HONG KONG		1,425,095

INDIA – 3.9%
Industrials – 0.7%
AIA Engineering	8,808	216,050
Materials – 3.2%
Hindalco Industries	271,710	860,784
PI Industries	12,843	126,127
		986,911
TOTAL INDIA		1,202,961

INDONESIA – 5.6%
Energy – 2.8%
Adaro Energy	3,428,300	422,167
Bumi Resources*	13,471,900	195,278
Indo Tambangraya Megah	79,000	137,043
Medco Energi Internasional*	1,647,600	110,566
		865,054
Materials – 2.8%
Aneka Tambang	1,954,700	110,843
Indah Kiat Pulp & Paper	657,500	765,535
		876,378
TOTAL INDONESIA		1,741,432

ISRAEL – 6.2%
Materials – 6.2%
Frutarom Industries	8,992	931,051
Israel Chemicals	163,569	998,634
TOTAL ISRAEL		1,929,685

KAZAKHSTAN – 1.0%
Energy – 1.0%
KazMunaiGas Exploration Production GDR (B)	27,720	293,832
TOTAL KAZAKHSTAN		293,832

KUWAIT – 1.8%
Industrials – 1.8%
Agility Public Warehousing KSC	203,689	564,982
TOTAL KUWAIT		564,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
MALAYSIA – 6.9%
Energy – 0.5%
Bumi Armada*	614,500	$78,696
Sapura Energy*	835,300	82,753
		161,449
Industrials – 1.1%
Sime Darby	553,500	349,072
Materials – 5.3%
Petronas Chemicals Group	567,800	1,284,187
Press Metal Aluminium Holdings	308,500	362,284
		1,646,471
TOTAL MALAYSIA		2,156,992

PHILIPPINES – 3.4%
Industrials – 3.4%
DMCI Holdings	927,000	195,248
International Container Terminal Services	109,980	191,544
JG Summit Holdings	666,850	665,863
TOTAL PHILIPPINES		1,052,655

POLAND – 2.6%
Materials – 2.6%
KGHM Polska Miedz*	32,620	788,487
TOTAL POLAND		788,487

RUSSIA – 7.2%
Energy – 7.2%
Rosneft	260,930	1,964,095
Transneft	99	250,542
TOTAL RUSSIA		2,214,637

SINGAPORE – 9.0%
Financials – 5.5%
Oversea-Chinese Banking	203,000	1,699,652
Industrials – 3.5%
Hutchison Port Holdings Trust, Cl U	336,900	84,225
Keppel	93,700	477,295
Singapore Airlines	34,900	248,784
Singapore Technologies Engineering	100,800	262,633
		1,072,937
TOTAL SINGAPORE		2,772,589

SOUTH AFRICA – 3.4%
Materials – 3.4%
Anglo American Platinum	12,569	410,344
Impala Platinum Holdings*	162,139	315,083
Kumba Iron Ore	15,051	341,367
TOTAL SOUTH AFRICA		1,066,794

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
THAILAND – 6.0%
Energy – 1.6%
IRPC	2,407,400	$506,194
		506,194
Materials – 4.4%
PTT Global Chemical	536,300	1,347,383
TOTAL THAILAND		1,853,577

TURKEY – 1.4%
Industrials – 1.4%
Turk Hava Yollari AO*	134,972	428,914
TOTAL TURKEY		428,914
TOTAL COMMON STOCK
(Cost $33,678,969)		30,805,299
TOTAL INVESTMENTS – 99.5%
(Cost $33,678,969)		30,805,299
OTHER ASSETS LESS LIABILITIES – 0.5%		167,358
NET ASSETS – 100%		$30,972,657

‡            Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*              Non-income producing security.

(A)          Security considered illiquid. The total value of such securities as of September 30, 2018 was $42,206 and represents 0.1% of Net Assets.

(B)         Level 3 security in accordance with fair value hierarchy.

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI One Belt One Road Index ETF (concluded)

The following summarizes the market value of the Fund’s investments, as of September 30, 2018, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China	$11,312,667	$—	$—	$11,312,667
Hong Kong	1,425,095	—	—	1,425,095
India	1,202,961	—	—	1,202,961
Indonesia	1,741,432	—	—	1,741,432
Israel	1,929,685	—	—	1,929,685
Kazakhstan	—	—	293,832	293,832
Kuwait	564,982	—	—	564,982
Malaysia	2,156,992	—	—	2,156,992
Philippines	1,052,655	—	—	1,052,655
Poland	788,487	—	—	788,487
Russia	2,214,637	—	—	2,214,637
Singapore	2,772,589	—	—	2,772,589
South Africa	1,066,794	—	—	1,066,794
Thailand	1,853,577	—	—	1,853,577
Turkey	428,914	—	—	428,914
Total Common Stock	30,511,467	—	293,832	30,805,299
Total Investments in Securities	$30,511,467	$—	$293,832	$30,805,299

^      A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK – 99.1%‡
ARGENTINA – 3.6%
Information Technology – 3.6%
MercadoLibre*	3,352	$1,141,255
TOTAL ARGENTINA		1,141,255

BRAZIL – 3.8%
Consumer Discretionary – 1.7%
B2W Cia Digital*	38,270	263,627
CVC Brasil Operadora e Agencia de Viagens	24,726	265,615
		529,242
Information Technology – 2.1%
Cielo	221,080	675,383
TOTAL BRAZIL		1,204,625

CHINA – 39.8%
Communication Services – 21.3%
58.com ADR*	11,325	833,520
Autohome ADR*	10,514	813,889
Baidu ADR*	4,944	1,130,594
iQIYI ADR (D)*	27,103	733,678
NetEase ADR	5,658	1,291,438
Tencent Holdings	27,375	1,130,698
Weibo ADR*	11,105	812,109
		6,745,926
Consumer Discretionary – 18.5%
Alibaba Group Holding ADR*	6,785	1,117,897
Ctrip.com International ADR*	28,882	1,073,544
JD.com ADR*	39,439	1,028,963
New Oriental Education & Technology Group ADR*	14,886	1,101,713
TAL Education Group ADR*	28,591	735,074
Vipshop Holdings ADR*	130,228	812,623
		5,869,814
TOTAL CHINA		12,615,740

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
EGYPT – 0.6%
Telecommunication Services – 0.6%
Telecom Egypt	303,391	$197,238
TOTAL EGYPT		197,238

GREECE – 4.8%
Consumer Discretionary – 2.4%
OPAP	72,899	765,433
Telecommunication Services – 2.4%
Hellenic Telecommunications Organization	61,339	753,058
TOTAL GREECE		1,518,491

INDIA – 0.9%
Consumer Discretionary – 0.9%
Infibeam Avenues	73,787	59,496
MakeMyTrip (D)*	7,895	216,718
TOTAL INDIA		276,214

MALAYSIA – 2.4%
Telecommunication Services – 2.4%
Telekom Malaysia	991,800	771,680
TOTAL MALAYSIA		771,680

MEXICO – 2.4%
Consumer Discretionary – 2.4%
Grupo Televisa	215,100	764,959
TOTAL MEXICO		764,959

POLAND – 3.2%
Consumer Discretionary – 2.5%
Cyfrowy Polsat*	128,655	776,237
Telecommunication Services – 0.7%
Orange Polska*	186,620	224,788
TOTAL POLAND		1,001,025

PUERTO RICO – 0.7%
Information Technology – 0.7%
EVERTEC	9,763	235,288
TOTAL PUERTO RICO		235,288

RUSSIA – 2.6%
Information Technology – 2.6%
Mail.Ru Group GDR*	31,022	838,214
TOTAL RUSSIA		838,214

SOUTH AFRICA – 3.5%
Consumer Discretionary – 3.5%
Naspers, Cl N	5,209	1,123,292
TOTAL SOUTH AFRICA		1,123,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH KOREA – 23.1%
Consumer Discretionary – 2.6%
CJ O Shopping	3,608	$806,657
Financials – 0.7%
Daou Technology	11,566	233,562
Health Care – 0.7%
Celltrion Pharm*	3,224	232,517
Information Technology – 16.5%
Com2uSCorp	1,677	221,634
DoubleUGames	3,881	241,414
Douzone Bizon	4,361	240,214
Kakao (D)	11,077	1,188,337
NAVER	1,653	1,066,981
NCSoft	2,017	804,618
Netmarble	7,624	790,408
NHN Entertainment*	4,261	235,090
Pearl Abyss*	1,043	201,031
Webzen*	13,230	237,347
		5,227,074
Telecommunication Services – 2.6%
KT ADR	54,966	816,245
TOTAL SOUTH KOREA		7,316,055

TAIWAN – 2.0%
Information Technology – 2.0%
Accton Technology	75,000	208,791
Holy Stone Enterprise	47,000	210,886
WPG Holdings(A)(B)(C)	173,880	215,834
TOTAL TAIWAN		635,511

THAILAND – 2.4%
Telecommunication Services – 2.4%
Intouch Holdings	457,037	763,142
TOTAL THAILAND		763,142

UNITED STATES – 3.3%
Consumer Discretionary – 0.8%
Despegar.com(D)*	14,807	249,794
Information Technology – 2.5%
Pagseguro Digital, Cl A*	28,917	800,134
TOTAL UNITED STATES		1,049,928
TOTAL COMMON STOCK
(Cost $36,558,471)		31,452,657

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SHORT-TERM INVESTMENT(E)(F) – 3.2%
Invesco Government & Agency Portfolio, Institutional Class, 1.97%	1,004,958	$1,004,958
TOTAL SHORT-TERM INVESTMENT
(Cost $1,004,958)		1,004,958
TOTAL INVESTMENTS – 102.3%
(Cost $37,563,429)		32,457,615
OTHER ASSETS LESS LIABILITIES – (2.3)%		(722,502)
NET ASSETS - 100%		$31,735,113

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of September 30, 2018 was $215,834 and represents 0.7% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of September 30, 2018 was $215,834 and represents 0.7% of Net Assets.

(D)   Certain securities or partial positions of certain securities are on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $978,722.

(E)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2018 was $1,004,958

(F)   The rate shown is the 7-day effective yield as of September 30, 2018.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments, as of September 30, 2018, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Argentina	$1,141,255	$—	$—	$1,141,255
Brazil	1,204,625	—	—	1,204,625
China	12,615,740	—	—	12,615,740
Egypt	197,238	—	—	197,238
Greece	1,518,491	—	—	1,518,491
India	276,214	—	—	276,214
Malaysia	771,680	—	—	771,680
Mexico	764,959	—	—	764,959
Poland	1,001,025	—	—	1,001,025
Puerto Rico	235,288	—	—	235,288
Russia	838,214	—	—	838,214
South Africa	1,123,292	—	—	1,123,292
South Korea	7,316,055	—	—	7,316,055
Taiwan	419,677	—	215,834	635,511
Thailand	763,142	—	—	763,142
United States	1,049,928	—	—	1,049,928
Total Common Stock	31,236,823	—	215,834	31,452,657
Short-Term Investment	1,004,958	—	—	1,004,958
Total Investments in Securities	$32,241,781	$—	$215,834	$32,457,615

^      A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 97.6%‡
CHINA — 76.9%
Consumer Discretionary — 17.2%
BYD, Cl A	3,300	$23,549
BYD, Cl H	78,000	560,212
Chaowei Power Holdings	168,000	73,857
TCL Electronics Holdings	193,000	91,753
Tianneng Power International	185,885	164,151
Yadea Group Holdings	288,694	99,983
		1,013,505
Consumer Staples — 0.5%
NVC Lighting Holding	395,000	28,773

Industrials — 17.0%
Beijing Urban Construction Design & Development Group, Cl H	80,000	33,023
Capital Environment Holdings*	1,380,000	35,096
China Everbright International	732,216	632,568
China Singyes Solar Technologies Holdings	126,000	43,637
Dynagreen Environmental Protection Group, Cl H*	100,000	39,617
Tus-Sound Environmental Resources, Cl A	5,900	11,576
Xinjiang Goldwind Science & Technology, Cl A	12,000	20,946
Xinjiang Goldwind Science & Technology, Cl H	170,400	183,141
		999,604
Information Technology — 6.9%
JinkoSolar Holding ADR*	8,025	86,429
LONGi Green Energy Technology, Cl A	11,500	23,734
Sanan Optoelectronics, Cl A	16,800	39,945
Xinyi Solar Holdings	820,000	252,553
		402,661
Real Estate — 12.6%
China Vanke, Cl A	15,900	56,154
China Vanke, Cl H	136,500	451,808
Shui On Land	1,001,000	232,823
		740,785

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI China Environment Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 22.6%
Beijing Enterprises Water Group	1,026,500	$547,036
China Datang Renewable Power, Cl H	655,000	94,589
China Everbright Water	126,027	32,744
China Longyuan Power Group, Cl H	312,800	263,035
China Power Clean Energy Development	114,500	41,557
CT Environmental Group	609,000	70,824
Huaneng Renewables, Cl H	780,000	232,259
Kangda International Environmental*	170,000	22,812
Yunnan Water Investment, Cl H	90,000	25,649
		1,330,505
TOTAL CHINA		4,515,833

HONG KONG — 20.7%
Industrials — 4.7%
China High Speed Transmission Equipment Group	135,000	155,273
Concord New Energy Group	1,550,000	62,397
FDG Electric Vehicles*	4,637,000	57,482
		275,152
Information Technology — 11.2%
China Goldjoy Group	2,140,000	123,069
China Railway Signal & Communication, Cl H	363,000	257,002
GCL-Poly Energy Holdings*	2,924,000	205,523
Wasion Holdings	139,000	70,345
		655,939
Utilities — 4.9%
Canvest Environmental Protection Group	203,000	105,587
China Water Industry Group*	308,000	53,138
GCL New Energy Holdings*	1,500,000	53,675
Kong Sun Holdings*	1,637,000	27,406
Panda Green Energy Group*	1,052,000	46,383
		286,189
TOTAL HONG KONG		1,217,280
TOTAL COMMON STOCK
(Cost $6,335,423)		5,733,113
TOTAL INVESTMENTS — 97.6%
(Cost $6,335,423)		5,733,113
OTHER ASSETS LESS LIABILITIES — 2.4%		143,915
NET ASSETS — 100%		$5,877,028

‡  Narrow industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI China Environment Index ETF (concluded)

As of September 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Electric Vehicles and Future Mobility Index

	Shares	Value
COMMON STOCK — 96.1%‡
AUSTRALIA — 1.1%
Materials — 1.1%
Galaxy Resources*	204,138	$367,784
TOTAL AUSTRALIA		367,784

AUSTRIA — 1.3%
Information Technology — 1.3%
ams	7,699	432,399
TOTAL AUSTRIA		432,399

CANADA — 1.5%
Materials — 1.5%
First Quantum Minerals	44,716	508,875
TOTAL CANADA		508,875

CHILE — 3.1%
Materials — 3.1%
Antofagasta	49,956	556,992
Sociedad Quimica y Minera de Chile ADR(A)	10,858	496,428
TOTAL CHILE		1,053,420

CHINA — 20.1%
Communication Services — 3.7%
Baidu ADR*	5,476	1,252,252
Consumer Discretionary — 10.9%
Aerospace Hi-Tech Holdings Grp, Cl A*	236,100	358,923
BAIC Motor, Cl H	516,500	413,865
BYD, Cl H(A)	59,500	427,342
Changzhou Xingyu Automotive Lighting Systems, Cl A	53,036	403,593
China Shipbuilding Industry Group Power, Cl A	154,946	521,772
Dongfeng Motor Group, Cl H	360,000	370,816
Great Wall Motor, Cl H(A)	631,500	402,712
Kuang-Chi Technologies, Cl A	291,482	379,995
Ningbo Joyson Electronic, Cl A	107,656	387,246
		3,666,264

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Electric Vehicles and Future Mobility Index (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 3.3%
Guoxuan High-Tech, Cl A	182,210	$362,535
Shaanxi J&R Optimum Energy, Cl A*	1,220,400	370,700
Zhejiang Narada Power Source, Cl A	205,400	369,866
		1,103,101
Information Technology — 2.2%
GoerTek, Cl A	304,828	367,711
Shanghai Belling, Cl A	265,300	377,865
		745,576
TOTAL CHINA		6,767,193

FRANCE — 0.4%
Information Technology — 0.4%
STMicroelectronics	8,000	145,605
TOTAL FRANCE		145,605

GERMANY — 10.2%
Consumer Discretionary — 8.2%
Bayerische Motoren Werke	12,359	1,115,520
Daimler	18,409	1,162,109
Hella GmbH & KGaA	8,839	493,200
		2,770,829
Information Technology — 2.0%
Infineon Technologies	29,793	677,208
TOTAL GERMANY		3,448,037

JAPAN — 1.1%
Industrials — 1.1%
GS Yuasa	15,200	374,296
TOTAL JAPAN		374,296

NETHERLANDS — 1.9%
Information Technology — 1.9%
NXP Semiconductors	7,556	646,038
TOTAL NETHERLANDS		646,038

PERU — 2.1%
Materials — 2.1%
Southern Copper	16,573	714,959
TOTAL PERU		714,959

SOUTH KOREA — 4.3%
Consumer Discretionary — 2.1%
Kia Motors	22,531	712,948
Information Technology — 2.2%
Samsung SDI	3,113	725,455
TOTAL SOUTH KOREA		1,438,403

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Electric Vehicles and Future Mobility Index (continued)

	Shares	Value
COMMON STOCK (continued)
SWEDEN — 1.5%
Consumer Discretionary — 1.5%
Autoliv	5,837	$505,951
TOTAL SWEDEN		505,951

SWITZERLAND — 1.6%
Information Technology — 1.6%
STMicroelectronics	28,826	524,818
TOTAL SWITZERLAND		524,818

TAIWAN — 2.1%
Consumer Discretionary — 1.1%
Cub Elecparts	47,497	353,898
Information Technology — 1.0%
Parade Technologies	24,000	365,506
TOTAL TAIWAN		719,404

UNITED KINGDOM — 1.1%
Information Technology — 1.1%
Dialog Semiconductor*	16,080	351,404
TOTAL UNITED KINGDOM		351,404

UNITED STATES — 42.8%
Communication Services — 3.7%
Alphabet, Cl A*	1,028	1,240,878
Consumer Discretionary — 10.6%
Delphi Automotive*	7,971	668,766
Ford Motor	124,816	1,154,549
Gentherm*	7,626	346,602
Tesla(A)*	4,042	1,070,200
Visteon*	3,544	329,238
		3,569,355
Industrials — 2.4%
Bloom Energy, Cl A*	12,582	428,794
EnerSys	4,343	378,406
		807,200
Information Technology — 23.0%
Advanced Micro Devices*	21,004	648,814
Ambarella*	10,099	390,629
Analog Devices	13,054	1,206,973
Cirrus Logic*	9,381	362,107
Integrated Device Technology*	10,873	511,140
Knowles*	22,849	379,750
Maxim Integrated Products	11,896	670,815
MaxLinear, Cl A*	19,555	388,753
NVIDIA	4,352	1,222,999
Skyworks Solutions	7,900	716,609
Texas Instruments	11,494	1,233,192
		7,731,781

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Electric Vehicles and Future Mobility Index (concluded)

	Shares	Value
COMMON STOCK (continued)
Materials — 3.0%
Albemarle	4,987	$497,603
FMC	5,925	516,541
		1,014,144
TOTAL UNITED STATES		14,363,358
TOTAL COMMON STOCK
(Cost $34,594,253)		32,361,944

PREFERRED STOCK — 3.7%
GERMANY — 3.7%
Consumer Discretionary — 3.7%
Volkswagen
(Cost $1,331,854)	7,060	1,243,143
TOTAL PREFERRED STOCK
(Cost $1,331,854)		1,243,143

SHORT-TERM INVESTMENT(B)(C) — 6.1%
Invesco Government & Agency Portfolio, Institutional Class, 1.97%	2,037,770	2,037,770
TOTAL SHORT-TERM INVESTMENT
(Cost $2,037,770)		2,037,770
TOTAL INVESTMENTS — 105.9%
(Cost $37,963,877)		35,642,857
OTHER ASSETS LESS LIABILITIES — (5.9)%		(1,980,319)
NET ASSETS — 100%		$33,662,538
‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   Certain securities or partial positions of certain securities are on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $1,972,377.

(B)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2018 was $2,037,770.

(C)   The rate shown is the 7-day effective yield as of September 30, 2018.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments. Transfers between levels are recognized at period end

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Health Care Index

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 91.7%
Health Care — 91.7%
3SBio	370,500	$623,112
Alibaba Health Information Technology*	1,000,000	980,204
Beijing SL Pharmaceutical, Cl A	61,200	286,049
Beijing Tiantan Biological Products, Cl A	77,455	217,148
Beijing Tongrentang, Cl A	123,268	568,811
Changchun High & New Technology Industry Group, Cl A	15,100	520,115
China Medical System Holdings	393,000	546,440
China National Accord Medicines, Cl A	33,332	221,193
China National Medicines, Cl A	67,955	259,352
China Resources Double Crane Pharmaceutical, Cl A	92,207	210,664
China Resources Pharmaceutical Group	451,000	715,846
China Resources Sanjiu Medical & Pharmaceutical, Cl A	86,109	318,751
China Traditional Chinese Medicine Holdings	652,000	443,282
CSPC Pharmaceutical Group	1,410,000	2,994,824
Dong-E-E-Jiao, Cl E	57,614	397,485
Guangxi Wuzhou Zhongheng Group, Cl A	291,700	122,944
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	124,046	659,838
Guizhou Bailing Group Pharmaceutical, Cl A	127,800	171,252
Huadong Medicine, Cl A	130,683	797,325
Hualan Biological Engineering, Cl A	83,276	458,704
Hubei Jumpcan Pharmaceutical, Cl A	61,706	353,254
Humanwell Healthcare Group, Cl A	121,070	228,394
Jiangsu Hengrui Medicine, Cl A	333,106	3,074,184
Jiangsu Yuyue Medical Equipment & Supply, Cl A	89,145	240,852
Jilin Aodong Pharmaceutical Group, Cl A	104,409	249,164
Jinyu Bio-Technology, Cl A	103,408	255,792
Joincare Pharmaceutical Group Industry, Cl A	140,200	188,275
Jointown Pharmaceutical Group, Cl A	167,850	369,823
Kangmei Pharmaceutical, Cl A	439,295	1,396,938
Livzon Pharmaceutical Group, Cl A	42,380	208,679
Luye Pharma Group	342,500	307,269
Meinian Onehealth Healthcare Holdings, Cl A	280,852	703,293
Realcan Pharmaceutical, Cl A	132,771	192,771
Shandong Buchang Pharmaceuticals, Cl A	78,530	332,011
Shandong Weigao Group Medical Polymer, Cl H	600,000	592,723
Shanghai Fosun Pharmaceutical Group, Cl A	184,159	844,435
Shenzhen Hepalink Pharmaceutical Group, Cl A	92,928	259,311
Shanghai Fosun Pharmaceutical Group, Cl H	165,500	652,491
Shanghai Pharmaceuticals Holding, Cl A	172,994	515,417
Shanghai Pharmaceuticals Holding, Cl H	261,000	652,425

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares MSCI All China Health Care Index (concluded)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Shenzhen Salubris Pharmaceuticals, Cl A	78,743	$323,413
Shijiazhuang Yiling Pharmaceutical, Cl A	109,025	194,580
Sichuan Kelun Pharmaceutical, Cl A	131,800	510,872
Sichuan Languang Development, Cl A	267,080	197,575
Sihuan Pharmaceutical Holdings Group	1,122,000	229,421
Sinopharm Group, Cl H	356,800	1,746,405
Tasly Pharmaceutical Group, Cl A	132,676	441,186
Tong Ren Tang Technologies, Cl H	166,000	243,116
Tonghua Dongbao Pharmaceutical, Cl A	182,591	481,383
Wuxi Biologics Cayman*	143,000	1,446,466
Yifan Pharmaceutical, Cl A	111,039	190,267
Yunnan Baiyao Group, Cl A	88,765	957,624
Zhangzhou Pientzehuang Pharmaceutical, Cl A	54,023	795,042
Zhejiang Huahai Pharmaceutical, Cl A	115,354	366,988
Zhejiang NHU, Cl A	193,011	436,762
TOTAL CHINA		31,691,940

HONG KONG — 8.0%
Health Care — 8.0%
Genscript Biotech(A)*	214,000	361,548
Sino Biopharmaceutical	2,099,500	1,958,665
SSY Group	438,000	423,172
TOTAL HONG KONG		2,743,385
TOTAL COMMON STOCK
(Cost $39,674,467)		34,435,325

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Invesco Government & Agency Portfolio, Institutional Class, 1.97%	323,782	323,782
TOTAL SHORT-TERM INVESTMENT
(Cost $323,782)		323,782
TOTAL INVESTMENTS — 100.5%
(Cost $39,998,249)		34,759,107
OTHER ASSETS LESS LIABILITIES — (0.6)%		(199,462)
NET ASSETS — 100%		$34,559,645

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

(A)   This security or a partial position of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $307,757.

(B)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2018 was $323,782

(C)   The rate shown is the 7-day effective yield as of September 30, 2018.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index Fund

	Face Amount	Value
CORPORATE OBLIGATIONS — 86.5%
CHINA — 65.6%
Agile Group Holdings 9.000%, 05/21/2020	$200,000	$209,069
Bank of Communications 5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.344%, 12/29/2049	600,000	599,250
CAR 6.000%, 02/11/2021	200,000	190,002
CCB Life Insurance 4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/2077	300,000	280,164
Central China Real Estate 8.750%, 01/23/2021	200,000	203,054
Central Plaza Development 7.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.532%, 06/02/2167	200,000	202,504
CFLD Cayman Investment 6.500%, 12/21/2020	200,000	187,754
China Construction Bank 4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.974%, 12/16/2166	600,000	595,980
China Evergrande Group 8.250%, 03/23/2022	300,000	297,170
China Reinsurance Finance 3.375%, 03/09/2022	400,000	379,150
China SCE Group Holdings 10.000%, 07/02/2020	200,000	207,740
Chinalco Capital Holdings 4.250%, 04/21/2022	250,000	240,662
Chong Hing Bank 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.628%, 03/25/2167	300,000	304,901
CIFI Holdings Group 7.750%, 06/05/2020	200,000	202,274
Fantasia Holdings Group 7.950%, 07/05/2022	200,000	158,026

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index Fund (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
CHINA (continued)
Fortune Star BVI 5.375%, 12/05/2020	$200,000	$196,493
Franshion Brilliant 5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%, 07/17/2166	200,000	182,600
Greenland Global Investment 5.250%, 02/12/2021	200,000	188,504
Huzhou City Investment Development Group 4.875%, 12/20/2020	200,000	195,968
JD.com 3.125%, 04/29/2021	200,000	194,281
Kaisa Group Holdings 7.250%, 06/30/2020	200,000	183,017
Logan Property Holdings 5.250%, 02/23/2023	200,000	174,309
Shui On Development Holding 6.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627%, 12/31/2049	200,000	189,224
Sunac China Holdings 7.950%, 08/08/2022	200,000	191,004
Times China Holdings 6.250%, 01/17/2021	200,000	190,903
Unigroup International Holdings 6.000%, 12/10/2020	200,000	195,744
Yuzhou Properties 6.000%, 01/25/2022	200,000	186,015
TOTAL CHINA		6,525,762

HONG KONG — 20.9%
Bank of East Asia 8.500%, VAR ICE LIBOR USD 3 Month+7.361%, 05/05/2167	250,000	261,525
Baoxin Auto Finance I 8.750%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+12.616%, 12/29/2049	200,000	198,164
HLP Finance 4.750%, 06/25/2022	200,000	203,965
Industrial & Commercial Bank of China Asia 4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135%, 01/21/2167	300,000	283,183
Nanyang Commercial Bank 5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%, 12/31/2166	350,000	326,028
OVPH 5.875%, 09/01/2166	250,000	243,250

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index Fund (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
HONG KONG (continued)
Shimao Property Holdings 8.375%, 02/10/2022	$350,000	$367,063
WTT Investment 5.500%, 11/21/2022	200,000	199,549
TOTAL HONG KONG		2,082,727
TOTAL CORPORATE OBLIGATIONS
(Cost $8,665,686)		8,608,489
TOTAL INVESTMENTS — 86.5%
(Cost $8,665,686)		8,608,489
OTHER ASSETS LESS LIABILITIES — 13.5%		1,339,747
NET ASSETS — 100%		$9,948,236

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

As of September 30, 2018, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 98.6%‡
BRAZIL — 1.3%
Health Care — 1.3%
Fleury	2,200	$11,822
Odontoprev	3,800	12,180
Qualicorp Consultoria e Corretora de Seguros	1,800	7,311
TOTAL BRAZIL		31,313

CHINA — 34.9%
Health Care — 34.9%
3SBio	11,000	18,500
Aier Eye Hospital Group, Cl A	10,200	47,808
BeiGene ADR*	232	39,955
Beijing Tongrentang, Cl A	5,800	26,764
Changchun High & New Technology Industry Group, Cl A	700	24,111
Chengdu Kanghong Pharmaceutical Group, Cl A	3,000	17,401
China Medical System Holdings	10,000	13,904
China Shineway Pharmaceutical Group	3,000	4,102
Chongqing Zhifei Biological Products, Cl A	7,000	49,810
Dong-E-E-Jiao, Cl A	2,800	19,317
Huadong Medicine, Cl A	6,400	39,048
Hubei Jumpcan Pharmaceutical, Cl A	3,400	19,464
iKang Healthcare Group ADR*	294	5,321
Jiangsu Hengrui Medicine, Cl A	11,600	107,055
Kangmei Pharmaceutical, Cl A	21,800	69,323
Lepu Medical Technology Beijing, Cl A	7,800	34,405
Luye Pharma Group	13,000	11,663
Shandong Buchang Pharmaceuticals, Cl A	3,800	16,066
Shandong Weigao Group Medical Polymer, Cl H	8,000	7,903
Shanghai Fosun Pharmaceutical Group, Cl H	2,000	7,885
Shanghai Pharmaceuticals Holding, Cl H	3,800	9,499
Shenzhen Salubris Pharmaceuticals, Cl A	4,600	18,893
Sichuan Kelun Pharmaceutical, Cl A	6,200	24,032
Sihuan Pharmaceutical Holdings Group	40,000	8,179
Tasly Pharmaceutical Group, Cl A	6,600	21,947
Tong Ren Tang Technologies, Cl H	2,000	2,929
Tonghua Dongbao Pharmaceutical, Cl A	9,200	24,255
Walvax Biotechnology, Cl A	6,600	20,911
Wuxi Biologics Cayman*	5,000	50,576
Yunnan Baiyao Group, Cl A	4,400	47,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Zhangzhou Pientzehuang Pharmaceutical, Cl A	2,600	$38,263
Zhejiang Huahai Pharmaceutical, Cl A	5,400	17,180
TOTAL CHINA		863,938

HONG KONG — 1.3%
Health Care — 1.3%
China Resources Phoenix Healthcare Holdings	5,000	4,550
Genscript Biotech*	6,000	10,137
Lifetech Scientific*	16,000	3,946
Livzon Pharmaceutical Group, Cl H	1,000	3,437
Microport Scientific	6,000	7,944
YiChang HEC ChangJiang Pharmaceutical, Cl H	800	3,328
TOTAL HONG KONG		33,342

HUNGARY — 1.0%
Health Care — 1.0%
Richter Gedeon Nyrt	1,344	25,145
TOTAL HUNGARY		25,145

INDIA — 15.3%
Health Care — 15.3%
Biocon	4,394	41,906
Cipla	5,918	53,396
Dr Reddy’s Laboratories ADR	1,224	42,350
Fortis Healthcare*	3,806	7,086
Lupin	3,352	41,661
Piramal Enterprises	1,402	44,471
Sun Pharmaceutical Industries	16,477	141,665
Wockhardt*	800	5,979
TOTAL INDIA		378,514

INDONESIA — 1.2%
Health Care — 1.2%
Kalbe Farma	337,000	31,209
TOTAL INDONESIA		31,209

MALAYSIA — 5.7%
Health Care — 5.7%
Hartalega Holdings	25,000	39,990
IHH Healthcare	61,000	76,793
Top Glove	9,200	23,698
TOTAL MALAYSIA		140,481

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 3.1%
Health Care — 3.1%
Aspen Pharmacare Holdings	3,348	$40,073
Life Healthcare Group Holdings	10,712	18,591
Netcare	10,874	18,603
TOTAL SOUTH AFRICA		77,267

SOUTH KOREA — 28.7%
Consumer Discretionary — 1.1%
HLB*	266	28,800
Health Care — 27.6%
Bukwang Pharmaceutical	344	8,559
Celltrion*	496	132,803
Celltrion Healthcare*	1,020	84,782
Chong Kun Dang Pharmaceutical	70	7,446
Daewoong	414	6,718
Daewoong Pharmaceutical	82	14,341
Genexine*	146	13,689
Green Cross	84	13,252
Green Cross Holdings	338	8,791
Hanall Biopharma*	374	10,992
Hanmi Pharm	83	37,413
Hanmi Science ltd	450	35,619
Hugel*	30	11,570
Komipharm International*	406	9,535
Medy-Tox	41	22,879
Pharmicell*	412	6,147
Samsung Biologics*	327	157,420
SillaJen*	512	47,265
ViroMed*	114	24,748
Yuhan	86	18,801
Yungjin Pharmaceutical*	1,328	10,092
		682,862
TOTAL SOUTH KOREA		711,662

THAILAND — 5.6%
Health Care — 5.6%
Bangkok Chain Hospital	18,600	11,963
Bangkok Dusit Medical Services	113,600	89,574
Bumrungrad Hospital	5,200	29,907
Mega Lifesciences	6,200	7,141
		138,585
TOTAL THAILAND		138,585

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2018

KraneShares Emerging Markets Healthcare Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 0.5%
Health Care — 0.5%
China Biologic Products Holdings*	144	$11,520
TOTAL UNITED STATES		11,520
TOTAL COMMON STOCK
(Cost $2,470,705)		2,442,976
TOTAL INVESTMENTS — 98.6%
(Cost $2,470,705)		2,442,976
OTHER ASSETS LESS LIABILITIES — 1.4%		34,429
NET ASSETS — 100%		$2,477,405

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

*       Non-income producing security.

ADR — American Depository Receipt

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, here have been no transfers between Level 1, Level 2 and Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)
 September 30, 2018

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF
Assets:
Investments at Value	$338,509,373	$3,106,506	$1,646,797,123 *
Cash and Cash Equivalents	—	23,348	16,731,320
Foreign Currency at Value	1,869,725	228	479
Receivable for Capital Shares Sold	5,769,925	—	—
Dividend and Interest Receivable	—	1,822	429,421
Prepaid Expenses	3,800	55	17,179
Total Assets	346,152,823	3,131,959	1,663,975,522

Liabilities:
Payable for Investment Securities Purchased	5,603,872	—	13,761,900
Obligation to Return Securities Lending Collateral	—	—	165,631,848
Payable to Custodian	639,724	—	—
Payable for Management Fees	154,541	1,603	693,564
Payable for Trustees’ Fee	871	57	21,693
Unrealized Depreciation on Spot Contracts	209	—	20,444
Payable for Securities Lending Fees	—	—	38,859
Total Liabilities	6,399,217	1,660	180,168,308
Net Assets	$339,753,606	$3,130,299	$1,483,807,214

Net Assets Consist of:
Paid-in Capital	$403,761,932	$2,913,115	$1,646,491,756
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	8,629,893	67,750	(8,843,330)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(19,571,903)	403,860	91,276,741
Net Unrealized Depreciation on Investments	(53,066,107)	(254,430)	(245,117,363)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(209)	4	(590)
Net Assets	$339,753,606	$3,130,299	$1,483,807,214
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,800,000	100,000	30,350,000
Net Asset Value, Offering and Redemption Price Per Share	$28.79	$31.30	$48.89
Cost of Investments	$391,575,480	$3,360,936	$1,891,914,486
Cost of Foreign Currency	1,869,725	228	480
*Includes Market Value of Securities on Loan	—	—	160,221,941

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)
September 30, 2018

	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$11,680,007	$2,340,786	$30,805,299
Affiliated Investments at Value	227,114	—	—
Cash and Cash Equivalents	—	23,531	84,509
Foreign Currency at Value	45,218	23,176	59,285
Dividend and Interest Receivable	275,317	3,387	41,966
Reclaim Receivable	—	408	1,167
Unrealized Appreciation on Spot Contracts	—	1	3
Prepaid Expenses	133	270	271
Total Assets	12,227,789	2,391,559	30,992,500

Liabilities:
Payable to Custodian	282,705	—	—
Payable for Management Fees	5,302	1,331	19,386
Accrued Foreign Capital Gains Tax on Appreciated Securities	642	—	—
Payable for Trustees’ Fee	178	36	457
Total Liabilities	288,827	1,367	19,843
Net Assets	$11,938,962	$2,390,192	$30,972,657

Net Assets Consist of:
Paid-in Capital	$12,240,899	$2,483,561	$34,447,668
Undistributed Net Investment Income	326,047	44,789	521,011
Accumulated Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	89,310	(136,370)	(1,122,416)
Net Unrealized Depreciation on Investments and Affiliated Investments	(704,087)	(1,817)	(2,873,670)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(642)	—	—
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(12,565)	29	64
Net Assets	$11,938,962	$2,390,192	$30,972,657
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	350,000	100,000	1,300,002
Net Asset Value, Offering and Redemption Price Per Share	$34.11	$23.90	$23.83
Cost of Investments	$12,369,432	$2,342,603	$33,678,969
Cost of Affiliated Investments	241,776	—	—
Cost of Foreign Currency	45,218	23,077	59,512

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)
September 30, 2018

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$32,457,615 *	$5,733,113	$35,642,857 *
Cash and Cash Equivalents	41,771	119,893	44,166
Foreign Currency at Value	255,390	4,734	1,074
Dividend and Interest Receivable	7,536	22,959	17,008
Reclaim Receivable	83	—	14,121
Prepaid Expenses	29	68	23
Unrealized Appreciation on Spot Contracts	—	5	—
Total Assets	32,762,424	5,880,772	35,719,249

Liabilities:
Obligation to Return Securities Lending Collateral	1,004,958	—	2,037,770
Payable for Management Fees	21,661	3,593	18,199
Payable for Trustees’ Fee	491	151	439
Unrealized Depreciation on Spot Contracts	118	—	—
Payable for Securities Lending Fees	83	—	303
Total Liabilities	1,027,311	3,744	2,056,711
Net Assets	$31,735,113	$5,877,028	$33,662,538

Net Assets Consist of:
Paid-in Capital	$39,078,165	$7,558,481	$37,267,795
Undistributed Net Investment Income/Accumulated Net Investment Loss	(7,402)	123,421	229,650
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(2,229,844)	(1,202,591)	(1,513,398)
Net Unrealized Depreciation on Investments	(5,105,814)	(602,310)	(2,321,020)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	8	27	(489)
Net Assets	$31,735,113	$5,877,028	$33,662,538
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,450,002	300,002	1,550,002
Net Asset Value, Offering and Redemption Price Per Share	$21.89	$19.59	$21.72
Cost of Investments	$37,563,429	$6,335,423	$37,963,877
Cost of Foreign Currency	255,355	4,723	1,088
*Includes Market Value of Securities on Loan	978,722	—	1,972,377

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (concluded)
September 30, 2018

	KraneShares MSCI All China Health Care Index ETF	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF
Assets:
Investments at Value	$34,759,107 *	$8,608,489	$2,442,976
Cash and Cash Equivalents	221,597	1,205,670	40,101
Foreign Currency at Value	4,564	—	854
Dividend and Interest Receivable	4,477	139,682	597
Receivable for Capital Shares Sold	1,114,947	—	—
Reclaim Receivable	—	—	1
Unrealized Appreciation on Spot Contracts	—	—	1
Prepaid Expenses	22	—	—
Total Assets	36,104,714	9,953,841	2,484,530

Liabilities:
Payable for Investment Securities Purchased	1,199,494	—	5,496
Obligation to Return Securities Lending Collateral	323,782	—	—
Payable for Management Fees	20,834	5,536	1,580
Payable for Trustees’ Fee	285	69	38
Payable for Securities Lending Fees	—	—	11
Unrealized Depreciation on Spot Contracts	674	—	—
Total Liabilities	1,545,069	5,605	7,125
Net Assets	$34,559,645	$9,948,236	$2,477,405

Net Assets Consist of:
Paid-in Capital	$40,717,625	$10,000,040	$2,500,025
Undistributed Net Investment Income/Accumulated Net Investment Loss	134,061	5,393	(237)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(1,052,239)	—	5,362
Net Unrealized Depreciation on Investments	(5,239,142)	(57,197)	(27,729)
Net Unrealized Depreciation on Foreign Currency Translations	(660)	—	(16)
Net Assets	$34,559,645	$9,948,236	$2,477,405
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,550,002	250,001	100,001
Net Asset Value, Offering and Redemption Price Per Share	$22.30	$39.79	$24.77
Cost of Investments	$39,998,249	$8,665,686	$2,470,705
Cost of Foreign Currency	4,564	—	854
*Includes Market Value of Securities on Loan	307,757	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)
For the Period Ended September 30, 2018

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF
Investment Income:
Dividend Income	$10,925,935	$93,252	$4,735,171
Interest Income	36,176	1,059	35,163
Security Lending Income	—	—	3,252,945
Less: Foreign Taxes Withheld	(1,093,708)	(5,517)	(3,803)
Total Investment Income	9,868,403	88,794	8,019,476

Expenses:
Management Fees†	1,619,097	13,852	4,967,547
Trustees’ Fees	27,798	279	82,284
Security Lending Fees	—	—	322,258
Other Fees	—	—	17,255
Total Expenses	1,646,895	14,131	5,389,344
Management Fee Waiver†	(415,156)	—	—
Reimbursement for Trustees’ Fees†	—	(41)	(14,468)
Net Expenses	1,231,739	14,090	5,374,876
Net Investment Income	8,636,664	74,704	2,644,600

Net Realized Gain (Loss) on:
Investments(1)	(21,367,229)	295,528	64,685,812
Foreign Currency Translations	(2,160,978)	(1,455)	(3,042)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(23,528,207)	294,073	64,682,770

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(85,149,896)	(567,157)	(362,785,309)
Foreign Currency Translations	(7,926)	4	(616)

Net Change in Unrealized Depreciation on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(85,157,822)	(567,153)	(362,785,925)

Net Realized and Unrealized Loss on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(108,686,029)	(273,080)	(298,103,155)

Net Decrease in Net Assets Resulting from Operations	$(100,049,365)	$(198,376)	$(295,458,555)

†    See Note 3 in Notes to Financial Statements.

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)
For the Period Ended September 30, 2018

	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$—	$44,990	$676,808
Interest Income	292,863	392	—
Less: Foreign Taxes Withheld	—	(4,867)	(51,900)
Total Investment Income	292,863	40,515	624,908

Expenses:
Management Fees†	43,078	8,552	127,645
Trustees’ Fees	694	413	2,071
Other Fees	135	—	—
Total Expenses	43,907	8,965	129,716
Management Fee Waiver†	(7,602)	(685)	—
Reimbursement for Trustees’ Fees†	(117)	(23)	(299)
Net Expenses	36,188	8,257	129,417
Net Investment Income	256,675	32,258	495,491

Net Realized Gain (Loss) on:
Investments(1)	47	128,363	(1,102,671)
Affiliated Investments	12,865	(73,661)	—
Foreign Currency Translations	118,059	651	(22,824)
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	130,971	55,353	(1,125,495)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,174,318)	(413,664)	(1,811,843)
Affiliated Investments	(29,102)	19,757	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	(642)	—	—
Foreign Currency Translations	(19,441)	19	(197)

Net Change in Unrealized Depreciation on Investments, Affiliated Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(1,223,503)	(393,888)	(1,812,040)

Net Realized and Unrealized Loss on Investments, Affiliated Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(1,092,532)	(338,535)	(2,937,535)

Net Decrease in Net Assets Resulting from Operations	$(835,857)	$(306,277)	$(2,442,044)

†      See Note 3 in Notes to Financial Statements.

(1)   Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)
For the Period Ended September 30, 2018

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$170,306	$167,213	$362,974
Interest Income	203	—	—
Security Lending Income	2,317	—	5,803
Less: Foreign Taxes Withheld	(18,328)	(4,354)	(32,147)
Total Investment Income	154,498	162,859	336,630

Expenses:
Management Fees†	155,266	25,874	106,984
Trustees’ Fees	2,192	481	1,715
Security Lending Fees	226	—	596
Interest Expense	—	—	783
Total Expenses	157,684	26,355	110,078
Reimbursement for Trustees’ Fees†	(350)	(93)	—
Net Expenses	157,334	26,262	110,078
Net Investment Income (Loss)	(2,836)	136,597	226,552

Net Realized Gain (Loss) on:
Investments(1)	(2,212,192)	(989,235)	(1,441,383)
Foreign Currency Translations	(17,326)	473	(4,124)
Net Realized (Loss) on Investments and Foreign Currency Translations	(2,229,518)	(988,762)	(1,445,507)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,041,515)	(443,246)	(1,104,734)
Foreign Currency Translations	1,821	48	(351)

Net Change in Unrealized Depreciation on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(5,039,694)	(443,198)	(1,105,085)

Net Realized and Unrealized Loss on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(7,269,212)	(1,431,960)	(2,550,592)

Net Decrease in Net Assets Resulting from Operations	$(7,272,048)	$(1,295,363)	$(2,324,040)

†      See Note 3 in Notes to Financial Statements.

(1)   Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (concluded)
For the Period Ended September 30, 2018

	KraneShares MSCI All China Health Care Index ETF(1)	KraneShares CCBS China Corporate High Yield Bond USD Index ETF(2)	KraneShares Emerging Markets Healthcare Index ETF(3)

Investment Income:
Dividend Income	$264,176	$—	$1,385
Interest Income	—	144,760	—
Security Lending Income	133	—	114
Less: Foreign Taxes Withheld	(21,131)	(2,069)	(53)
Total Investment Income	243,178	142,691	1,446

Expenses:
Management Fees†	99,129	17,558	1,634
Trustees’ Fees	1,288	308	37
Security Lending Fees	13	—	—
Interest Expense	4,044	—	—
Other Fees	—	—	12
Total Expenses	104,474	17,866	1,683
Reimbursement for Trustees’ Fees†	—	—	—
Net Expenses	104,474	17,866	1,683
Net Investment Income (Loss)	138,704	124,825	(237)

Net Realized Gain (Loss) on:
Investments	(1,045,402)	—	—
Foreign Currency Translations	(7,366)	—	5,362
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(1,052,768)	—	5,362

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,408,772)	(57,197)	(27,729)
Foreign Currency Translations	(660)	—	(16)

Net Change in Unrealized Depreciation on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(5,409,432)	(57,197)	(27,745)

Net Realized and Unrealized Loss on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translations	(6,462,200)	(57,197)	(22,383)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,323,496)	$67,628	$(22,620)
†      See Note 3 in Notes to Financial Statements.

(1)   Commenced operations on January 31, 2018.

(2)   Commenced operations on June 26, 2018.

(3)   Commenced operations on August 29, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Bosera MSCI China A Share ETF
	Period Ended September 30, 2018 (unaudited)	Year Ended March 29, 2018^
Operations:
Net Investment Income	$8,636,664	$1,479,820
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(23,528,207)	6,492,291
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(85,157,822)	32,248,698
Net Increase (Decrease) in Net Assets Resulting from Operations	(100,049,365)	40,220,809

Dividends and Distributions from:
Net Investment Income	—	(1,563,342)
Net Realized Gains	—	(1,383,104)
Total Dividends and Distributions	—	(2,946,446)

Capital Share Transactions:(1)
Issued	316,224,770	273,881,297
Redeemed	(229,745,386)	(10,325,858)
Increase in Net Assets from Capital Share Transactions	86,479,384	263,555,439
Total Increase (Decrease) in Net Assets	(13,569,981)	300,829,802

Net Assets:
Beginning of Period	353,323,587	52,493,785
End of Period	$339,753,606	$353,323,587
Undistributed (Distributions in Excess of) Net Investment Income	$8,629,893	$(6,771)

Share Transactions:
Issued	9,400,000	8,700,000
Redeemed	(7,850,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	1,550,000	8,400,000

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Zacks New China ETF
	Period Ended September 30, 2018 (unaudited)	Year Ended March 29, 2018^
Operations:
Net Investment Income	$74,704	$32,511
Net Realized Gain on Investments and Foreign Currency Translations	294,073	1,236,546
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(567,153)	(457,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,376)	811,761

Dividends and Distributions from:
Net Investment Income	—	(44,526)
Net Realized Gains	—	(1,101,598)
Total Dividends and Distributions	—	(1,146,124)

Capital Share Transactions:(1)
Issued	—	2,010,914
Redeemed	(1,753,543)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,753,543)	2,010,914
Total Increase (Decrease) in Net Assets	(1,951,919)	1,676,551

Net Assets:
Beginning of Period	5,082,218	3,405,667
End of Period	$3,130,299	$5,082,218
Undistributed (Distributions in Excess of) Net Investment Income	$67,750	$(6,954)

Share Transactions:
Issued	—	50,000
Redeemed	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	50,000

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2018 (unaudited)	Year Ended March 29, 2018^
Operations:
Net Investment Income (Loss)	$2,644,600	$(3,282,143)
Net Realized Gain on Investments and Foreign Currency Translations	64,682,770	116,670,014
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(362,785,925)	103,487,002
Net Increase (Decrease) in Net Assets Resulting from Operations	(295,458,555)	216,874,873

Dividends and Distributions from:
Net Investment Income	—	(7,001,175)
Total Dividends and Distributions	—	(7,001,175)

Capital Share Transactions:(1)
Issued	540,526,049	1,335,264,104
Redeemed	(389,882,519)	(207,772,539)
Increase in Net Assets from Capital Share Transactions	150,643,530	1,127,491,565
Total Increase (Decrease) in Net Assets	(144,815,025)	1,337,365,263

Net Assets:
Beginning of Period	1,628,622,239	291,256,976
End of Period	$1,483,807,214	$1,628,622,239
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	$(8,843,330)	$(11,487,930)

Share Transactions:
Issued	10,300,000	23,350,000
Redeemed	(6,600,000)	(3,600,000)
Net Increase in Shares Outstanding from Share Transactions	3,700,000	19,750,000

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares E Fund China Commercial Paper ETF
	Period Ended September 30, 2018 (unaudited)	Year Ended March 29, 2018^
Operations:
Net Investment Income	$256,675	$355,255
Net Realized Gain on Investments, Affiliated Investments and Foreign Currency Translations	130,971	466,850
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(1,223,503)	652,690
Net Increase (Decrease) in Net Assets Resulting from Operations	(835,857)	1,474,795

Dividends and Distributions from:
Net Investment Income	(255,464)	—
Total Dividends and Distributions	(255,464)	—

Capital Share Transactions:(1)
Issued	—	1,710,233
Increase in Net Assets from Capital Share Transactions	—	1,710,233
Total Increase (Decrease) in Net Assets	(1,091,321)	3,185,028

Net Assets:
Beginning of Period	13,030,283	9,845,255
End of Period	$11,938,962	$13,030,283
Undistributed Net Investment Income	$326,047	$324,836

Share Transactions:
Issued	—	50,000
Net Increase in Shares Outstanding from Share Transactions	—	50,000

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Index ETF
	Period Ended September 30, 2018 (unaudited)	Year Ended March 29, 2018^
Operations:
Net Investment Income	$32,258	$44,815
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	55,353	(9,600)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(393,888)	437,556
Net Increase (Decrease) in Net Assets Resulting from Operations	(306,277)	472,771

Dividends and Distributions from:
Net Investment Income	—	(32,628)
Total Dividends and Distributions	—	(32,628)
Total Increase (Decrease) in Net Assets	(306,277)	440,143

Net Assets:
Beginning of Period	2,696,469	2,256,326
End of Period	$2,390,192	$2,696,469
Undistributed Net Investment Income	$44,789	$12,531

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Period Ended September 30, 2018 (unaudited)	Period Ended March 29, 2018^(1)
Operations:
Net Investment Income	$495,491	$40,387
Net Realized Loss on Investments and Foreign Currency Translations	(1,125,495)	(5,101)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,812,040)	(1,061,566)
Net Decrease in Net Assets Resulting from Operations	(2,442,044)	(1,026,280)

Dividends and Distributions from:
Net Investment Income	—	(6,687)
Total Dividends and Distributions	—	(6,687)

Capital Share Transactions:(2)
Issued	2,522,827	33,080,732
Redeemed	(1,155,891)	—
Increase in Net Assets from Capital Share Transactions	1,366,936	33,080,732
Total Increase (Decrease) in Net Assets	(1,075,108)	32,047,765

Net Assets:
Beginning of Period	32,047,765	—
End of Period	$30,972,657	$32,047,765
Undistributed Net Investment Income	$521,011	$25,520

Share Transactions:
Issued	100,000	1,250,002
Redeemed	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	50,000	1,250,002

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Commenced operations on September 7, 2017.

(2)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF
	Period Ended September 30, 2018 (unaudited)	Period Ended March 29, 2018^(1)
Operations:
Net Investment Loss	$(2,836)	$(7,348)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(2,229,518)	2,456
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(5,039,694)	(66,112)
Net Decrease in Net Assets Resulting from Operations	(7,272,048)	(71,004)

Capital Share Transactions:(2)
Issued	30,158,197	23,899,284
Redeemed	(14,979,316)	—
Increase in Net Assets from Capital Share Transactions	15,178,881	23,899,284
Total Increase in Net Assets	7,906,833	23,828,280

Net Assets:
Beginning of Period	23,828,280	—
End of Period	$31,735,113	$23,828,280
Accumulated Net Investment Loss	$(7,402)	$(4,566)

Share Transactions:
Issued	1,200,000	900,002
Redeemed	(650,000)	—
Net Increase in Shares Outstanding from Share Transactions	550,000	900,002

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Commenced operations on October 11, 2017.

(2)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Environment Index ETF
	Period Ended September 30, 2018 (unaudited)	Period Ended March 29, 2018^(1)
Operations:
Net Investment Income (Loss)	$136,597	$(20,699)
Net Realized Loss on Investments and Foreign Currency Translations	(988,762)	(214,154)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(443,198)	(159,085)
Net Decrease in Net Assets Resulting from Operations	(1,295,363)	(393,938)

Capital Share Transactions:(2)
Issued	2,259,339	8,730,662
Redeemed	(2,245,301)	(1,178,371)
Increase in Net Assets from Capital Share Transactions	14,038	7,552,291
Total Increase (Decrease) in Net Assets	(1,281,325)	7,158,353

Net Assets:
Beginning of Period	7,158,353	—
End of Period	$5,877,028	$7,158,353
Undistributed Net Investment Income/Accumulated Net Investment Loss	$123,421	$(13,176)

Share Transactions:
Issued	100,000	350,002
Redeemed	(100,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	300,002

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Commenced operations on October 12, 2017.

(2)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and Future Mobility Index ETF
	Period Ended September 30, 2018 (unaudited)	Period Ended March 29, 2018^(1)
Operations:
Net Investment Income	$226,552	$15,786
Net Realized Loss on Investments and Foreign Currency Translations	(1,445,507)	(80,579)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,105,085)	(1,216,424)
Net Decrease in Net Assets Resulting from Operations	(2,324,040)	(1,281,217)

Capital Share Transactions:(2)
Issued	9,188,949	28,078,846
Increase in Net Assets from Capital Share Transactions	9,188,949	28,078,846
Total Increase in Net Assets	6,864,909	26,797,629

Net Assets:
Beginning of Period	26,797,629	—
End of Period	$33,662,538	$26,797,629
Undistributed Net Investment Income	$229,650	$3,098

Share Transactions:
Issued	400,000	1,150,002
Net Increase in Shares Outstanding from Share Transactions	400,000	1,150,002

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Commenced operations on January 18, 2018.

(2)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	Kraneshares MSCI All China Health Care Index ETF
	Period Ended September 30, 2018 (unaudited)	Period Ended March 29, 2018^(1)
Operations:
Net Investment Income (Loss)	$138,704	$(3,585)
Net Realized Loss on Investments and Foreign Currency Translations	(1,052,768)	(529)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(5,409,432)	169,630
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,323,496)	165,516

Capital Share Transactions:(2)
Issued	36,885,130	3,832,495
Increase in Net Assets from Capital Share Transactions	36,885,130	3,832,495
Total Increase in Net Assets	30,561,634	3,998,011

Net Assets:
Beginning of Period	3,998,011	—
End of Period	$34,559,645	$3,998,011
Undistributed Net Investment Income/Accumulated Net Investment Loss	$134,061	$(4,114)

Share Transactions:
Issued	1,400,000	150,002
Net Increase in Shares Outstanding from Share Transactions	1,400,000	150,002

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)   Commenced operations on January 31, 2018.

(2)   Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	KraneShares Emerging Markets Healthcare Index ETF
	Period Ended September 30, 2018(1)	Period Ended September 30, 2018(2)
Operations:
Net Investment Income (Loss)	$124,825	$(237)
Net Realized Gain on Investments and Foreign Currency Translations	—	5,362
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(57,197)	(27,745)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,628	(22,620)

Dividends and Distributions from:
Net Investment Income	(119,432)	—
Total Dividends and Distributions	(119,432)	—

Capital Share Transactions:(2)
Issued	10,000,040	2,500,025
Increase in Net Assets from Capital Share Transactions	10,000,040	2,500,025
Total Increase in Net Assets	9,948,236	2,477,405

Net Assets:
Beginning of Period	—	—
End of Period	$9,948,236	$2,477,405
Undistributed Net Investment Income/Accumulated Net Investment Loss	$5,393	$(237)

Share Transactions:
Issued	250,001	100,001
Net Increase in Shares Outstanding from Share Transactions	250,001	100,001

(1)   Commenced operations on June 26, 2018.

(2)   Commenced operations on August 29, 2018.

The accompanying notes are an integral part of the fi nancial statements.

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Financial Highlights

Selected Per Share Data & Ratios
For the Periods Ended September 30, 2018 (Unaudited)
and the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Bosera MSCI China A Share ETF
2018***	34.47	0.65	(6.33)	(5.68)	—	—	—
2018(1)	28.38	0.21	6.22	6.43	(0.18)	(0.16)	—
2017	30.37	(0.01)	(0.67)	(0.68)	—	(0.85)	(0.46)
2016	53.55	0.62	(13.67)	(13.05)	(0.41)	(9.72)	—
2015	28.92	(0.22)	24.90	24.68	(0.05)	—	—
2014(2)	30.00	(0.02)	(1.06)	(1.08)	—	—	—
KraneShares Zacks New China ETF(6)#
2018***	33.88	0.61	(3.19)	(2.58)	—	—	—
2018(1)	34.06	0.24	7.22	7.46	(0.30)	(7.34)	—
2017	28.02	0.21	6.54	6.75	(0.33)	—	(0.38)
2016	34.20	0.18	(3.21)	(3.03)	(0.25)	(2.89)	(0.01)
2015	31.42	0.12	2.97	3.09	(0.31)	—	—
2014(3)	25.00	(0.03)	6.45	6.42	—	—	—
KraneShares CSI China Internet ETF
2018***	61.11	0.10	(12.32)	(12.22)	—	—	—
2018(1)	42.21	(0.19)	19.43	19.24	(0.34)	—	—
2017	35.76	(0.27)	7.13	6.86	(0.30)	—	(0.11)
2016	34.18	(0.20)	1.84	1.64	(0.06)	—	— (7)
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	—	—
2014(4)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	—
KraneShares E Fund China Commercial Paper ETF
2018***	37.23	0.73	(3.12)	(2.39)	(0.73)	—	—
2018(1)	32.82	1.07	3.34	4.41	—	—	—
2017	34.18	0.61	(1.96)	(1.35)	—	—	(0.01)
2016	34.81	1.01	(1.39)	(0.38)	(0.21)	(0.01)	(0.03)
2015(5)	35.00	0.39	(0.35)	0.04	(0.23)	—	—

(1)    March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(2)    The Fund commenced operations on March 4, 2014.

(3)    The Fund commenced operations on July 22, 2013.

(4)    The Fund commenced operations on July 31, 2013.

(5)    The Fund commenced operations on December 2, 2014.

(6)    Effective August 1, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF. Effective June 1, 2016, the KraneShares CSI New China ETF changed its name to KraneShares Zacks New China ETF.

(7)    Amount was less than $0.01 per share.

(8)    Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Fund paid the Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund (prior to March 24, 2016, the Fund paid the Adviser at an annual rate of 1.10% of the average daily net assets of the Fund). Effective March 24, 2016, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to reduce its management fee to 0.68% of the Fund’s average daily net assets until July 31, 2017.

(9)    As of February 17, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to waive its management fee by 0.20% of the Fund’s average daily net assets. The contractual fee waiver will remain in effect until October 4, 2019.

(10)   As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**		Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)

—	28.79	(16.48)		339,754	0.59	†	0.79	†	4.16	†	75	††
(0.34)	34.47	22.68		353,324	0.60	(9)	0.80	(9)	0.61		52
(1.31)	28.38	(2.04)		52,494	0.72	(9)	0.84	(9)	(0.04)		95
(10.13)	30.37	(27.18)		4,555	0.93	(8)	1.18	(8)	1.18		116
(0.05)	53.55	85.37		26,774	1.31		1.51		(0.55)		110
—	28.92	(3.60)		11,566	1.10	†	1.10	†	(0.84	)†	—	††

—	31.30	(7.62)		3,130	0.69	†	0.69	†	3.67	†	63	††
(7.64)	33.88	22.57		5,082	0.71	(10)	0.71	(10)	0.64		105
(0.71)	34.06	24.54		3,406	0.84		0.84		0.55		86
(3.15)	28.02	(9.71)		2,803	0.73		0.73		0.60		575
(0.31)	34.20	9.92		3,421	0.71		0.71		0.37		36
—	31.42	25.70		3,143	0.68	†	0.68	†	(0.15	)†	7	††

—	48.89	(20.00)		1,483,807	0.74	†	0.74	†	0.36	†	31	††
(0.34)	61.11	45.62		1,628,622	0.70	(10)	0.70	(10)	(0.33)		29
(0.41)	42.21	19.44		291,257	0.81		0.81		(0.72)		35
(0.06)	35.76	4.77		194,869	0.72		0.72		(0.56)		27
(0.29)	34.18	(4.09)		131,612	0.71		0.71		(0.39)		43
(0.10)	35.93	44.18		77,243	0.68	†	0.68	†	(0.90	)†	8	††

(0.73)	34.11	(6.50)		11,939	0.58	†	0.71	†	4.10	†	—	††
—	37.23	13.44		13,030	0.77	^(10)(12)	0.89	^(10)(12)	3.10	^	—
(0.01)	32.82	(3.95	)(11)	9,845	0.95	^	1.07	^	1.84	^	—
(0.25)	34.18	(1.11)		18,799	0.57	^	0.69	^	2.92	^	717
(0.23)	34.81	0.13		8,702	0.60	†^	0.72	†^	3.46	†^	—	††

(11)    Fund received reimbursement from third-party for dilution to shareholders for an accounting error. Absent the reimbursement, total return would have been (4.44)%.

(12)   The expenses during the year include a one-time, non-recurring expense. Had this expense not been included, the net and gross expense ratios for the period would have been 0.59% and 0.71%, respectively.

*       Per share data calculated using average shares method.

**     Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

***    For the six-month period ended September 30, 2018. All ratios for the period have been annualized, except for the Total Return.

†      Annualized.

††     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

^      The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.

#      After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7). Per share data has been adjusted to reflect the share split.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For the Periods Ended September 30, 2018 (Unaudited)
and the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Index ETF
2018***	26.96	0.32	(3.38)	(3.06)	—	—	—
2018(1)	22.56	0.45	4.28	4.73	(0.33)	—	—
2017	21.66	0.37	1.88	2.25	(0.70)	(0.47)	(0.18)
2016	25.63	0.29	(3.86)	(3.57)	(0.35)	(0.05)	—
2015(2)	25.00	—	0.63	0.63	—	—	—
KraneShares MSCI One Belt One Road Index ETF
2018***	25.64	0.37	(2.18)	(1.81)	—	—	—
2018(1)(3)	25.00	0.08	0.59 ^	0.67	(0.03)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2018***	26.48	(0.00)	(4.59)	(4.59)	—	—	—
2018(1)(4)	25.00	(0.03)	1.51 ^	1.48	—	—	—
KraneShares MSCI China Environment Index ETF
2018***	23.86	0.46	(4.73)	(4.27)	—	—	—
2018(1)(5)	25.00	(0.09)	(1.05)	(1.14)	—	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2018***	23.30	0.16	(1.74)	(1.58)	—	—	—
2018(1)(6)	25.00	0.02	(1.72)	(1.70)	—	—	—
KraneShares MSCI All China Health Care Index ETF
2018***	26.65	0.14	(4.49)	(4.35)	—	—	—
2018(1)(7)	25.00	(0.03)	1.68	1.65	—	—	—
KraneShares CCBS China Corporate High Yield Bond USD Index ETF
2018***(8)	40.00	0.53	(0.26)	0.27	(0.48)	—	—
KraneShares Emerging Markets Healthcare Index ETF
2018***(9)	25.00	0.00	(0.23)	(0.23)	—	—	—

(1)    March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(2)    The Fund commenced operations on February 12, 2015.

(3)    The Fund commenced operations on September 7, 2017.

(4)    The Fund commenced operations on October 11, 2017.

(5)    The Fund commenced operations on October 12, 2017.

(6)    The Fund commenced operations on January 18, 2018.

(7)    The Fund commenced operations on January 31, 2018.

(8)    The Fund commenced operations on June 26, 2018.

(9)    The Fund commenced operations on August 29, 2018.

(10)   As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.

(11)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and 0.53%, respectively.

(12)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.78% and (0.22)%, respectively.

(13)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and (0.78)%, respectively.

(14)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.69%, 0.69% and 1.44%, respectively.

(15)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.69%, 0.69% and 0.44%, respectively.

(16)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.79%, 0.79% and 1.12%, respectively.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)

—	23.90	(11.35)	2,390	0.66	†	0.71	†	2.56	†	75	††
(0.33)	26.96	20.99	2,696	0.63	‡‡(10)	0.72	‡‡(10)	1.75	‡‡	3
(1.35)	22.56	11.24	2,256	0.37	‡‡	0.73	‡‡	1.70	‡‡	25
(0.40)	21.66	(14.00)	2,166	0.91	‡	1.12	‡	1.27	‡	1
—	25.63	2.52	2,563	0.88	†‡	0.88	†‡	(0.07	)† ‡	8	††

—	23.83	(7.06)	30,973	0.79	†	0.79	†	3.03	†	41	††
(0.03)	25.64	2.67	32,048	0.79	†‡‡(10)(11)	0.80	†‡‡(10)(11)	0.52	†(11)	1	††

—	21.89	(17.33)	31,735	0.80	†	0.80	†	(0.01	) †	82	††
—	26.48	5.92	23,828	0.79	†(10)(12)	0.79	†(10)(12)	(0.23	) †(12)	—	††

—	19.59	(17.90)	5,877	0.79	†	0.79	†	4.12	†	83	††
—	23.86	(4.56)	7,158	0.78	†(10)(13)	0.79	†(10)(13)	(0.78	)†(13)	36	††

—	21.72	(6.78)	33,663	0.70	†(14)	0.70	†(14)	1.44	†(14)	39	††
—	23.30	(6.80)	26,798	0.70	†(15)	0.70	†(15)	0.43	†(15)	18	††

—	22.30	(16.32)	34,560	0.82	†(16)	0.82	†(16)	1.09	†(16)	33	††
—	26.65	6.60	3,998	0.82	†(17)	0.82	†(17)	(0.82	)†(17)	—	††

(0.48)	39.79	0.65	9,948	0.72	†	0.72	†	5.05	†	102	††

—	24.77	(0.92)	2,477	0.78	†	0.78	†	(0.11	)†	101	††

(17)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.79%, 0.79% and (0.79)%, respectively.

*       Per share data calculated using average shares method.

**     Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

***    For the six-month period ended September 30, 2018. All ratios for the period have been annualized, except for the Total Return.

^      Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

†      Annualized.

††     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

‡      The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies, except for investments in the KraneShares Bosera MSCI China A Share ETF.

‡‡     The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.

Amounts designated as “—” are $0 or have been rounded to $0

 The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2018, the Trust had twelve operational series. The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI All China Index ETF(formerly, KraneShares FTSE Emerging Markets Plus ETF), KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF and KraneShares MSCI All China Index ETF are diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF are non-diversified Funds. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 55.7% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 1270 Avenue of the Americas, 22nd Floor, New York, NY 10020, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares MSCI All China Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series

Notes to Financial Statements (Unaudited) (continued)

of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Inclusion Index
KraneShares Zacks New China ETF	Zacks New China Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares MSCI All China Index ETF	KraneShares MSCI All China Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Market Consumer Technology Index
KraneShares MSCI China Environment Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Solactive Electric Vehicles and Future Mobility Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	Solactive USD China Corporate High Yield Bond Index
Kraneshares Emerging Markets Healthcare Index ETF	Solactive Emerging Markets Healthcare Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

REPORTING PERIOD END DATE — The Funds’ fiscal year end is March 31. The last day of the Funds’ reporting period, however, is the last day the Exchange was open for trading during the fiscal period. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

SECURITY VALUATION — Each Fund normally calculates NAV as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (a ‘‘Business Day’’) (normally, 4:00 p.m., Eastern time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the

Notes to Financial Statements (Unaudited) (continued)

time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an Independent Pricing Agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of

Notes to Financial Statements (Unaudited) (continued)

terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped by Krane based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur.As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares.

As of September 30, 2018, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$9,345,514	2.8%
KraneShares Zacks New China ETF	97	0.0%
KraneShares MSCI All China Index ETF	5	0.0%
KraneShares MSCI One Belt One Road Index ETF	293,832	0.9%
KraneShares Emerging Markets Consumer Technology Index ETF	215,834	0.7%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted)

Notes to Financial Statements (Unaudited) (continued)

in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

For the period ended September 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of September 30, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Bosera MSCI China A Share ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 9/30/18	Valuation Technique(s)	Unobservable Input	Fair Value Collar*
Common Stock	$9,345,514	Sector Movement	Sector Performance	+/-10%

*    Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range, based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped by the Adviser based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by a foreign securities exchange. As a result, the fair value price determination on a given day generally is capped plus or minus ten percent.

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Notes to Financial Statements (Unaudited) (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2018, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency translations on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Unaudited) (continued)

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers). (See Note 3).

The following table discloses the Funds with securities on loan and the value of securities on loan as of September 30, 2018:

	Market Value of Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$160,221,941	$165,631,848
KraneShares Emerging Markets Consumer Technology Index ETF	978,722	1,004,958
KraneShares Electric Vehicles and Future Mobility Index ETF	1,972,377	2,037,770
KraneShares MSCI All China Health Care Index ETF	307,757	323,782

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof).

The standard creation and redemption fees for each Fund are listed below. These fees are subject to adjustment from time to time by the Adviser.

Notes to Financial Statements (Unaudited) (continued)

Fund	Standard Transaction Fee	Maximum Variable Transaction Fee
KraneShares Bosera MSCI China A Share ETF	$ 5,800	2.00%
KraneShares Zacks New China ETF	800	2.00%
KraneShares CSI China Internet ETF	500	2.00%
KraneShares E Fund China Commercial Paper ETF	1,000	2.00%
KraneShares MSCI All China Index ETF	8,500	2.00%
KraneShares MSCI One Belt One Road Index ETF	3,900	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	1,500	2.00%
KraneShares MSCI China Environment Index ETF	750	2.00%
KraneShares Electric Vehicles and Future Mobility Index ETF	1,100	2.00%
KraneShares MSCI All China Health Care Index ETF	1,320	2.00%
Kraneshares CCBS China Corporate High Yield Bond USD Index Fund	1,000	2.00%
Kraneshares Emerging Markets Healthcare Index ETF	2,800	2.00%

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2018:

	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value	Standard Transaction Fee – Redemptions
KraneShares Bosera MSCI China A Share ETF	1,550,000	$ 155,400	$ 86,479,384	$ 121,800
KraneShares Zacks New China ETF	(50,000)	—	(1,753,543)	800
KraneShares CSI China Internet ETF	3,700,000	25,000	150,643,530	14,000
KraneShares MSCI One Belt One Road Index ETF	50,000	750	1,366,936	3,900
KraneShares Emerging Markets Consumer Technology Index ETF	550,000	7,500	15,178,881	7,500
KraneShares MSCI China Environment Index ETF	—	15,000	14,038	—
KraneShares Electric Vehicles and Future Mobility Index ETF	400,000	8,800	9,188,949	—
KraneShares MSCI All China Health Care Index ETF	1,400,000	18,480	36,885,130	—
KraneShares CCBS China Corporate High Yield Bond USD Index Fund	250,001	1,000	10,000,040	—
KraneShares Emerging Markets Healthcare Index ETF	100,001	2,800	2,500,025	—

Notes to Financial Statements (Unaudited) (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the Funds on the later of October 5, 2017, or the date the Fund commenced operations). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires require the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, effective on the later of October 5, 2017, or the date the Fund commenced operations, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment

Notes to Financial Statements (Unaudited) (continued)

of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management Fee
KraneShares Bosera MSCI China A Share ETF	0.78%
KraneShares Zacks New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Environment Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
Kraneshares CCBS China Corporate High Yield Bond USD Index Fund	0.68%
Kraneshares Emerging Markets Healthcare Index ETF	0.78%

Effective July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Funds, except for KraneShares Bosera MSCI China A Share ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF and KraneShares Emerging Markets Healthcare Index ETF, in an amount equal to the fees paid by the Funds to counsel to the independent Trustees of the Trust until July 31, 2018. The Expense Limitation Agreement may only be terminated prior to July 31, 2018 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to waive its management fee for the KraneShares Bosera MSCI China A Share ETF by 0.20% of the Fund’s average daily net assets. This contractual fee waiver will continue until October 4, 2019, and may only be terminated prior thereto by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares E Fund China Commercial Paper ETF by 0.12% of the Fund’s average daily net assets until October 4, 2019. The Expense Limitation Agreement may only be terminated prior thereto by the Board.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for theKraneShares MSCI All China Index ETF (formerly, KraneShares FTSE Emerging Markets Plus ETF) in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue until October 4, 2019. The Expense Limitation Agreement may only be terminated by the Board.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except as set forth above and as otherwise indicated in those agreements.

Notes to Financial Statements (Unaudited) (continued)

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

CCB Securities Ltd. (“CCBS”), located at 18/F CCB Centre, 18 Wang Chiu Road, Kowloon Bay, Kowloon, Hong Kong, serves as the sub-adviser of KraneShares CCBS China Corporate High Yield Bond USD Index ETF. CCBS is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. The Adviser has entered into a Sub-Advisory Agreement with CCBS pursuant to which the Adviser has agreed to pay CCBS a fee equal to 50% of net revenue earned by the Adviser from the Fund. For these purposes, net revenue is defined as gross revenue less gross fund-related expenses (including any waiver by the Adviser of its compensation under the investment advisory agreement and any payments or reimbursements by Krane of the Fund’s expenses).

E Fund Management (Hong Kong) Co., Limited (‘‘E Fund”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2018 no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

Notes to Financial Statements (Unaudited) (continued)

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A Share ETF	$394,958,350	$299,943,259
KraneShares Zacks New China ETF	2,500,992	3,796,435
KraneShares CSI China Internet ETF	493,633,778	461,592,720
KraneShares MSCI All China Index ETF	1,871,955	1,849,792
KraneShares MSCI One Belt One Road Index ETF	16,036,643	12,956,503
KraneShares Emerging Markets Consumer Technology Index ETF	37,547,242	29,558,240
KraneShares MSCI China Environment Index ETF	5,603,856	5,294,557
KraneShares Electric Vehicles and Future Mobility Index ETF	15,274,300	12,011,815
KraneShares MSCI All China Health Care Index ETF	44,911,547	7,933,334
Kraneshares CCBS China Corporate High Yield Bond USD Index Fund	7,555,045	7,403,799
Kraneshares Emerging Markets Healthcare Index ETF	2,470,705	—

For the period ended September 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
KraneShares Zacks New China ETF	$—	$301,926	$28,170
KraneShares CSI China Internet ETF	433,080,592	311,259,770	68,912,623
KraneShares MSCI One Belt One Road Index ETF	1,088,468	507,934	6,827
KraneShares Emerging Markets Consumer Technology Index ETF	18,501,134	10,391,632	328,964
KraneShares MSCI China Environment Index ETF	104,436	93,911	(10,680)
KraneShares Electric Vehicles and Future Mobility Index ETF	6,906,824	—	—

During the period ended September 30, 2018, there were no purchases or sales of long-term U.S. government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (continued)

The tax character of dividends and distributions paid during the years ended March 29, 2018 and March 31, 2017 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Share ETF
2018	$2,946,446	$—	$—	$2,946,446
2017	—	127,486	437,353	564,839
KraneShares Zacks New China ETF
2018	$44,526	$1,101,598	$—	$1,146,124
2017	32,656	—	38,008	70,664
KraneShares CSI China Internet ETF
2018	$7,001,175	$—	$—	$7,001,175
2017	1,721,413	—	656,632	2,378,045
KraneShares E Fund China Commercial Paper ETF
2018	$—	$—	$—	$—
2017	—	—	6,584	6,584
KraneShares MSCI All China Index ETF
2018	$32,628	$—	$—	$32,628
2017	70,606	46,996	17,872	135,474
KraneShares MSCI One Belt One Road Index ETF
2018	$6,687	$—	$—	$6,687
KraneShares Emerging Markets Consumer Technology Index ETF
2018	$—	$—	$—	$—
KraneShares MSCI China Environment Index ETF
2018	$—	$—	$—	$—
KraneShares Electric Vehicles and Future Mobility Index ETF
2018	$—	$—	$—	$—
KraneShares MSCI All China Health Care Index ETF
2018	$—	$—	$—	$—

As of March 29, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares MSCI All China Index
Undistributed Ordinary Income	$4,041,554	$21,899	$—	$324,836	$13,639
Undistributed Long-Term Capital Gain	712,126	87,888	44,976,086	—	—
Capital Loss Carryforwards	—	—	—	(41,317)	(195,033)
Qualified Late-Year Loss Deferrals	—	(6,954)	(6,042,559)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	31,287,363	312,727	93,840,479	505,868	394,302
Other Temporary Differences	(4)	—	7	(3)	—
Total Distributable Earnings (Accumulated Losses)	$36,041,039	$415,560	$132,774,013	$789,384	$212,908

Notes to Financial Statements (Unaudited) (continued)

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$73,891	$—	$—	$34,872	$—
Undistributed Long-Term Capital Gain	—	—	—	—	—
Capital Loss Carryforwards	—	(325)	(10,254)	(1,967)	—
Qualified Late-Year Loss Deferrals	—	(3,209)	(13,176)	—	(4,114)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,106,858)	(67,469)	(362,660)	(1,314,122)	169,630
Other Temporary Differences	—	(1)	—	—	—
Total Distributable Earnings (Accumulated Losses)	$(1,032,967)	$(71,004)	$(386,090)	$(1,281,217)	$165,516

The Kraneshares CCBS China Corporate High Yield Bond USD Index Fund and Kraneshares Emerging Markets Healthcare Index ETF did not commence operations prior to March 31, 2018.

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2018 through March 29, 2018 and November 1, 2017 through March 29, 2018, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KraneShares E Fund China Commercial Paper ETF	$41,317	$—	$41,317
KraneShares MSCI All China Index ETF	3,107	191,926	195,033
KraneShares Emerging Markets Consumer Technology Index ETF	325	—	325
KraneShares MSCI China Environment Index ETF	10,254	—	10,254
KraneShares Electric Vehicles and Future Mobility Index ETF	1,967	—	1,967

The Kraneshares CCBS China Corporate High Yield Bond USD Index Fund and Kraneshares Emerging Markets Healthcare Index ETF did not commence operations prior to March 31, 2018.

During the period ended September 30, 2018, KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF and KraneShares E Fund

Notes to Financial Statements (Unaudited) (continued)

China Commercial Paper ETF utilized $511,878, $1,116, $9,490,738 and $17,034 of capital loss carryforwards, respectively, to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2018 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
KraneShares Bosera MSCI China A Share ETF	392,371,906	2,516,921	(56,379,454)	(53,862,533)
KraneShares Zacks New China ETF	27,040,192	186,498	(24,120,184)	(23,933,686)
KraneShares CSI China Internet ETF	1,915,593,741	49,668,701	(318,465,319)	(268,796,618)
KraneShares E Fund China Commercial Paper ETF	12,611,552	14,703	(719,134)	(704,431)
KraneShares MSCI All China Index ETF	2,340,401	155,538	(155,153)	385
KraneShares MSCI One Belt One Road Index ETF	33,724,261	1,522,896	(4,441,858)	(2,918,962)
KraneShares Emerging Markets Consumer Technology Index ETF	37,564,786	543,206	(5,650,377)	(5,107,171)
KraneShares MSCI China Environment Index ETF	6,538,998	164,588	(970,473)	(805,885)
KraneShares Electric Vehicles and Future Mobility Index ETF	38,061,575	1,391,838	(3,810,556)	(2,418,718)
Kraneshares MSCI All China Health Care Index ETF	39,998,249	723,999	(5,963,141	(5,239,142)
KraneShares CCBS China Corporate High Yield Bond USD Index ETF	8,665,686	18,901	(76,098)	(57,197)
KraneShares Emerging Markets Healthcare Index ETF	2,470,705	95,046	(122,775)	(27,729)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (QFII)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. KraneShares E Fund China Commercial Paper ETF does not currently accrue or

Notes to Financial Statements (Unaudited) (continued)

withhold taxes. The fund has adopted this general administrative practice due to the lack of clarity for application and remittance of the taxes. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014. The Funds have recorded capital gains tax for gains realized prior to November 17, 2014, and have reflected such taxes in the Statement of Assets and Liabilities.

6. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks.”

Cash and Cash Equivalents Risk — The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in

Notes to Financial Statements (Unaudited) (continued)

tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

CHINESE CREDIT RATINGS RISK — The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares E Fund China Commercial Paper ETF Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs or other international credit rating agencies.

Concentration Risk — Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. As of the date of this prospectus, the Underlying Index was concentrated in Chinese government/Chinese government-related debt.

Currency Risk — The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if a security denominated in another currency depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Depositary Receipts Risk — The Fund may hold the securities of Chinese and other non-U.S. companies in the form of depositary receipts, including American Depositary Receipts and Global Depositary Receipts. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Notes to Financial Statements (Unaudited) (continued)

Emerging Markets Risk — The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect part or all of its creations and redemptions for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could avoid by making redemptions in-kind. As a result, the Fund may pay out higher annual capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because substantially all of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to NAV greater than those incurred by other ETFs.

New Fund Risk. The Fund is new and does not yet have shares outstanding. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Equity Securities Risk — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FIXED INCOME SECURITIES RISK — Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest

Notes to Financial Statements (Unaudited) (continued)

payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

FOREIGN SECURITIES RISK — Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Funds to buy and sell securities. These factors could result in a loss to the Funds by causing the Funds to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Funds’ assets to be uninvested for some period of time.

Frontier Markets Risk — Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

GEOGRAPHIC FOCUS RISK — The Funds’ investments will be focused in a particular country, countries, or region and therefore a Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

High Portfolio Turnover Risk — The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

INDUSTRY CONCENTRATION RISK — In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, each Fund also is expected to concentrate its investments to approximately the same extent. If a Fund concentrates its investments in an industry, the Fund may face more risks than if it were diversified broadly over industries. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector may disproportionately impact a Fund’s NAV.

KraneShares E Fund China Commercial Paper ETF utilizes a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, at least a portion of the Fund’s uninvested cash balance is used to purchase shares of funds that are registered in China, but not in the U.S., and that provide daily liquidity, including the E Fund Money Market Fund. The Fund may also invest in other similar investment companies that are registered in China and provide daily liquidity (collectively, the “PRC Investment Companies”). The Fund’s investments in the PRC Investment Companies are, in conjunction with other investments in investment companies (other than U.S. money market funds),

Notes to Financial Statements (Unaudited) (continued)

subject to the limitations imposed by Section 12(d)(1) and the rules thereunder. The PRC Investment Companies are intended to provide liquidity, increased diversity of holdings, and a return on investment that is similar to the return on investments in underlying index constituents. Investments in the PRC Investment Companies are subject to the risks faced by them, which include credit risk, interest rate risk, currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds and the Fund, therefore, will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies. In addition, E Fund is subject to conflicts of interest in allocating Fund assets to PRC Investment Companies that are sponsored by E Fund or its affiliates.

Investment in Investment Companies Risk — The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by the Adviser, the Sub-Adviser and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying fund’s expenses. the Adviser and the Sub-Adviser are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by the Adviser and the Sub-Adviser and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk — Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

LIQUIDITY RISK — Certain of the Funds’ investments may be or become difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

Management Risk — Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that E Fund’s security selection process, which is subject to a number of constraints, may not produce the intended results.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Funds. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Notes to Financial Statements (Unaudited) (continued)

Non-Diversified Fund Risk — Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk — The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

SECURITIES LENDING RISK — To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk — Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Tax Risk — In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Tracking Error Risk — The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and

Notes to Financial Statements (Unaudited) (concluded)

different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Non-Diversified Fund Risk — Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

7. OTHER

At September 30, 2018, the records of the Trust reflect all Shares outstanding created by Authorized Participants are in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca Exchange, and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

After the close of the markets on September 13, 2016, the KraneShares Zacks New China ETF effected a split of its issued and outstanding shares for shareholders of record on September 12, 2016. The effect of this transaction was to increase the number of outstanding shares of the Fund by a ratio of two-to-one, resulting in a corresponding decrease in the net asset value per share. The capital share activity presented in the Statements of Changes in Net Assets for the period ended March 31, 2017, and per share data in the financial highlights for the periods presented through March 31, 2017, have been given retroactive effect to reflect these share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

Effective November 1, 2018, the KraneShares Zacks New China ETF is renamed the KraneShares CICC China Leaders 100 Index ETF (the “Fund”) and the Fund’s underlying index is changed from the Zacks New China Index to the CSI CICC Select 100 Index. Additionally, the “Creation Transaction Fees” and “Redemption Transaction Fees” for the Fund are changed to $2,500.

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited)

At an in-person meeting on November 15, 2017, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, approved the advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to the KraneShares CCBS China Corporate High Yield Bond USD Index ETF (“KCCB”),  KraneShares MSCI All China Health Care Index ETF, KraneShares Future Vehicle Index ETF and KraneShares Emerging Markets Healthcare Index ETF (collectively, the “New Funds”) (the “Advisory Agreement”) and the portfolio management agreement between Krane and CCB Securities Ltd. (“CCBS”) with respect to KCCB (“Subadvisory Agreement” and, together with the Advisory Agreement, the “Agreements”). In advance of the meeting, the Board received and considered information relating to the Agreements, and was given the opportunity to ask questions and request additional information. In reviewing the Agreements, the Board considered that the evaluation process with respect to Krane and CCBS is an ongoing one and, in this regard, noted that it considers information at each regularly scheduled meeting regarding, among other matters, the services provided by Krane to the operational series of the Trust and would continue to consider similar information regarding Krane and CCBS at future meetings of the Board. The Board also considered information provided outside of the Board meetings.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided by Krane and CCBS, as applicable; (2) the proposed advisory and sub-advisory fees and estimated total expense ratios of the New Funds; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its relationship with the New Funds; (4) the extent to which economies of scale would be realized as the New Funds grow and whether the Advisory Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits Krane and CCBS anticipated they may receive from their relationship with the New Funds.

Nature, Extent and Quality of Services. Based on the written and oral reports received by the Board prior to and at the November 15, 2017 meeting and a presentation from senior representatives of Krane at the November 15, 2017 meeting, the Board considered the nature, quality and extent of the overall services to be provided by Krane under the Advisory Agreement and CCBS under the Sub-Advisory Agreement. In this connection, the Board considered the responsibilities of Krane and CCBS under such Agreements. The Board discussed Krane’s and CCBS’s resources available to the management of the New Funds. It recognized that Krane had invested significant time and effort in structuring the Trust and the New Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission, assessing the market appeal of each New Fund’s investment strategy and arranging service providers. It also considered the financial conditions of Krane and CCBS.

The Board observed that Krane had agreed to bear many of the New Funds’ expenses under a unitary fee arrangement. The Board considered that Krane would be responsible for establishing and monitoring each New Fund’s investment program and carrying out directives of the Board and that Krane and CCBS, as applicable, would be responsible for the day-to-day investment activities of the New Funds. Further, the Board considered the securities-lending services that Krane may provide to the New Funds under the Advisory Agreement.

In considering the Agreements, the Board evaluated its experience with and the information previously provided by Krane. The Board also considered Krane’s analysis and recommendation of CCBS to serve as the sub-adviser for KCCB. Based on its review and other considerations, the Board

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

determined, in the exercise of its reasonable business judgment, that the nature, quality and extent of the services to be provided by Krane and CCBS are appropriate for the New Funds.

Investment Performance. The Board noted that, because the New Funds had not yet commenced investment operations, they had no investment performance. The Board considered that, once the New Funds commence operations, it will receive regular reports regarding the performance of each New Fund and the tracking error of each New Fund compared to its peer funds. The Board also considered its experience with Krane’s management of the operational series of the Trust that pursue different investment strategies and Krane’s and CCBS’s representations regarding CCBS’s experience in the investment management industry.

Based on the information provided to it, the Board determined, in its reasonable business judgment, that engaging Krane and CCBS could benefit the New Funds and their shareholders.

Fees and Expenses. The Board reviewed and considered the compensation to be received by Krane and CCBS under the Agreements in light of the nature, quality and extent of the services to be provided by each of them. The Board received written and oral presentations from Krane prior to and at the November 15, 2017 meeting and had the opportunity to ask questions of senior representatives of Krane at the November 15, 2017 meeting. In this regard, the Board noted Krane’s representation that each New Fund would offer unique investment exposure for shareholders. The Board considered that Krane had agreed to enter into a unitary advisory fee arrangement with respect to the New Funds, under which Krane, and not the New Funds, will be responsible for paying many of the New Funds’ expenses, including those of the New Funds’ principal service providers and CCBS.

The Board considered Krane’s representations regarding the competitive marketplace for the New Funds, including Krane’s evaluation of its fees compared to other market participants. The Board also considered the compensation paid and to be paid to Krane by the operational series of the Trust, which currently are Krane’s only advisory clients, as compared to the New Funds. The Board recognized that Krane may receive additional compensation under the Advisory Agreement resulting from any securities lending-related services it provides to the New Funds. With respect to CCBS, the Board considered that CCBS does not currently manage any accounts comparable to KCCB.

In light of their experience with Krane’s management of the operational series of the Trust, the Board evaluated the impact of the proposed “unitary” advisory fee arrangement on the New Funds’ anticipated total expense ratios. They noted that historically Krane has carefully monitored the level of expenses borne by the series of the Trust and that the Board routinely receives reports detailing the expense ratios of the operational series of the Trust and that similar routine reports will be provided for the New Funds.

Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the compensation to be received by Krane and CCBS under the Agreements and the estimated expenses of the New Funds were reasonable.

Costs and Profitability. The Board considered the estimated cost of services and profitability of Krane with respect to the New Funds. The Board noted that, because the New Funds had not yet launched, it was difficult to estimate how profitable they would be to Krane. The Board, however, received information from Krane regarding the range of assets each New Fund was expected to gather, Krane’s anticipated profitability within those ranges and at what level of assets Krane expected its services to the New Funds to become profitable. The Board also considered the information

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (concluded)

previously provided to it by Krane regarding the cost of its services and profitability with respect to the operational series of the Trust and the similarities and differences between those series and the New Funds. The Board noted Krane’s commitment to the New Funds and its proposal of a unitary fee structure under which it bears many of the New Funds’ expenses.

The Board did not consider information regarding the anticipated costs of services provided or profits to be realized by CCBS from its relationship with KCCB, noting instead the arm’s-length nature of the relationship between Krane and CCBS with respect to the negotiation of the sub-advisory fee rate with respect to KCCB and that Krane, and not KCCB, was responsible for paying CCBS’s compensation under the Subadvisory Agreement.

Under the totality of the circumstances, the Board concluded in the exercise of its reasonable business judgment, that Krane’s anticipated profitability with respect to the New Funds was reasonable.

Other Benefits. The Board considered the extent to which Krane and CCBS would derive ancillary benefits from the New Funds’ operations, including potential benefits to Krane as a result of its ability to use New Fund assets to engage in soft dollar transactions. In considering such matters, the Board considered Krane’s representation that the nature of the ancillary benefits Krane expected to receive from its relationship with the New Funds was expected to be similar as those it received with respect to the operational series of the Trust. In addition, the Board considered that Krane could potentially benefit from any New Fund trades conducted in the future through a broker-dealer affiliated with the majority owner of Krane.

Based on the materials provided to the Board, the Board determined that any other benefits realized by Krane and CCBS from their relationship with the New Funds were not a material factor to be considered in connection with the approval of the Agreements.

Economies of Scale. The Board considered whether Krane would realize economies of scale with respect to its services to the New Funds as they grow larger, including the extent to which this would be reflected in the level of fees to be paid by the New Funds to Krane. The Board noted that the proposed advisory fees for the New Funds do not include breakpoints, but that it was not possible — before the commencement of investment operations — to accurately evaluate potential economies of scale. Based on these and other considerations, including that the New Funds were newly organized, the Board generally concluded that it would monitor for potential economies of scale with respect to Krane’s services to the New Funds under the Advisory Agreement in the future. The Board did not consider whether CCBS would realize economies of scale with respect to its services to KCCB given the arm’s-length nature of the relationship between Krane and CCBS and that Krane, and not KCCB, would pay CCBS’s compensation under the Subadvisory Agreement.

The Board thus determined to continue monitoring for potential economies of scale, and concluded that, at present, they were not a material factor for the Board to consider.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Board noted that, once the New Funds become operational, it would continue to monitor the New Funds at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2018 to September 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$835.20	0.59%	$2.71
Hypothetical 5% Return	1,000.00	1,022.11	0.59	2.99
KraneShares Zacks New China ETF
Actual Fund Return	$1,000.00	$923.80	0.69%	$3.33
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$800.00	0.74%	$3.34
Hypothetical 5% Return	1,000.00	1,021.36	0.74	3.75
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$935.00	0.58%	$2.81
Hypothetical 5% Return	1,000.00	1,022.16	0.58	2.94
KraneShares MSCI All China Index ETF
Actual Fund Return	$1,000.00	$886.50	0.66%	$3.12
Hypothetical 5% Return	1,000.00	1,021.76	0.66	3.35
KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$929.40	0.79%	$3.82
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00
KraneShares Emerging Markets Consumer Technology Index ETF
Actual Fund Return	$1,000.00	$826.70	0.80%	$3.66
Hypothetical 5% Return	1,000.00	1,021.06	0.80	4.05
KraneShares MSCI China Environment Index ETF
Actual Fund Return	$1,000.00	$821.00	0.79%	$3.61
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00
KraneShares Electric Vehicles and Future Mobility Index ETF
Actual Fund Return	$1,000.00	$932.20	0.70%	$3.39
Hypothetical 5% Return	1,000.00	1,021.56	0.70	3.55
Kraneshares MSCI All China Health Care Index ETF
Actual Fund Return	$1,000.00	$836.80	0.82%	$3.78
Hypothetical 5% Return	1,000.00	1,020.96	0.82	4.15
KraneShares CCBS China Corporate High Yield Bond USD Index ETF(2)
Actual Fund Return	$1,000.00	$1,006.50	0.72%	$1.92
Hypothetical 5% Return	1,000.00	1,011.37	0.72	1.92
KraneShares Emerging Markets Healthcare Index ETF(3)
Actual Fund Return	$1,000.00	$990.80	0.78%	$0.70
Hypothetical 5% Return	1,000.00	1,003.82	0.78	0.71

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 04/01/18-09/30/18).

(2)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 97/365 (to reflect the one-half year period from 06/26/18-09/30/18).

(3)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 33/365 (to reflect the one-half year period from 08/29/18-09/30/18).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements.) The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust:

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

KRS-SA-001-0600

KRS-SA-001-0600

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 6, 2018

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 6, 2018